UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  March 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2012

The Leuthold Funds

Leuthold Core Investment Fund

Leuthold Asset Allocation Fund

Leuthold Global Fund

Leuthold Select Industries Fund

Leuthold Global Industries Fund

Leuthold Global Clean Technology Fund

Leuthold Hedged Equity Fund

Grizzly Short Fund

The Leuthold Funds

Table of Contents

Expense Examples	1
Allocation of Portfolio Holdings	6
Components of Portfolio Holdings	10
Statements of Assets and Liabilities	12
Statements of Operations	16
Statements of Changes in Net Assets	20
Financial Highlights	28
Schedule of Investments
Leuthold Core Investment Fund	42
Leuthold Asset Allocation Fund	52
Leuthold Global Fund	62
Leuthold Select Industries Fund	73
Leuthold Global Industries Fund	77
Leuthold Global Clean Technology Fund	81
Leuthold Hedged Equity Fund	84
Grizzly Short Fund	91
Notes to the Financial Statements	95
Investment Advisory Agreement Disclosure	107
Directors and Officers	108

The Leuthold Funds

Expense Example – March 31, 2012 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period October 1, 2011 – March 31, 2012).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Global Industries Fund, and Leuthold Hedged Equity Fund charge a 2% redemption fee for redemptions made within five business days after a purchase and the Leuthold Global Clean Technology Fund charges a 2% redemption fee for redemptions made within 30 days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following example. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds - 2012 Semi-Annual Report 1

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$1,110.40	$6.65
Hypothetical (5% return before expenses)***	1,000.00	1,018.70	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.01 and the Fund’s annualized expense ratio would be 1.14%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.76 and the Fund’s annualized expense ratio would be 1.14%.

Leuthold Core Investment Fund - Institutional Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$1,110.40	$6.07
Hypothetical (5% return before expenses)***	1,000.00	1,019.25	5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.43 and the Fund’s annualized expense ratio would be 1.03%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.20 and the Fund’s annualized expense ratio would be 1.03%.

Leuthold Asset Allocation Fund - Retail Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$1,123.20	$7.70
Hypothetical (5% return before expenses)***	1,000.00	1,017.75	7.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.01 and the Fund’s annualized expense ratio would be 1.32%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.66 and the Fund’s annualized expense ratio would be 1.32%.

2 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Asset Allocation Fund - Institutional Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$1,125.10	$6.53
Hypothetical (5% return before expenses)***	1,000.00	1,018.85	6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.84 and the Fund’s annualized expense ratio would be 1.10%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.55 and the Fund’s annualized expense ratio would be 1.10%.

Leuthold Global Fund - Retail Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$1,107.80	$8.54
Hypothetical (5% return before expenses)***	1,000.00	1,016.90	8.17

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.01 and the Fund’s annualized expense ratio would be 1.52%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.67 and the Fund’s annualized expense ratio would be 1.52%.

Leuthold Global Fund - Institutional Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$1,108.90	$7.49
Hypothetical (5% return before expenses)***	1,000.00	1,017.90	7.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.96 and the Fund’s annualized expense ratio would be 1.32%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.66 and the Fund’s annualized expense ratio would be 1.32%.

The Leuthold Funds - 2012 Semi-Annual Report 3

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Select Industries Fund

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual	$1,000.00	$1,236.40	$8.95
Hypothetical (5% return before expenses)	1,000.00	1,017.00	8.07

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual	$1,000.00	$1,197.90	$10.93
Hypothetical (5% return before expenses)	1,000.00	1,015.05	10.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Leuthold Global Industries Fund - Institutional Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual	$1,000.00	$1,200.00	$9.74
Hypothetical (5% return before expenses)	1,000.00	1,016.15	8.92

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Leuthold Global Clean Technology Fund - Retail Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual	$1,000.00	$1,283.30	$11.07
Hypothetical (5% return before expenses)	1,000.00	1,015.30	9.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

4 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Global Clean Technology Fund - Institutional Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual	$1,000.00	$1,284.40	$9.65
Hypothetical (5% return before expenses)	1,000.00	1,016.55	8.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Leuthold Hedged Equity Fund - Retail Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$952.40	$14.55
Hypothetical (5% return before expenses)***	1,000.00	1,010.10	14.98

*	Expenses are equal to the Fund’s annualized expense ratio of 2.98%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $10.88 and the Fund’s annualized expense ratio would be 2.23%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $11.23 and the Fund’s annualized expense ratio would be 2.23%.

Leuthold Hedged Equity Fund - Institutional Class

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$953.70	$13.92
Hypothetical (5% return before expenses)***	1,000.00	1,010.75	14.33

*	Expenses are equal to the Fund’s annualized expense ratio of 2.85%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $10.26 and the Fund’s annualized expense ratio would be 2.10%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $10.58 and the Fund’s annualized expense ratio would be 2.10%.

Grizzly Short Fund

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 - March 31, 2012
Actual**	$1,000.00	$723.70	$13.14
Hypothetical (5% return before expenses)***	1,000.00	1,009.75	15.32

*	Expenses are equal to the Fund’s annualized expense ratio of 3.05%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $6.51 and the Fund’s annualized expense ratio would be 1.51%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.62 and the Fund’s annualized expense ratio would be 1.51%.

The Leuthold Funds - 2012 Semi-Annual Report 5

The Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2012*

Leuthold Asset Allocation Fund
Allocation of Portfolio Holdings
March 31, 2012*

*Excludes short-term investments
6 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

(Unaudited)

Leuthold Global Fund
Allocation of Portfolio Holdings
March 31, 2012*

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2012*

*Excludes short-term investments
The Leuthold Funds - 2012 Semi-Annual Report 7

The Leuthold Funds

(Unaudited)

Leuthold Global Industries Fund
Allocation of Portfolio Holdings
March 31, 2012*

Leuthold Global Clean Technology Fund
Allocation of Portfolio Holdings
March 31, 2012*

*Excludes short-term investments
8 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

(Unaudited)

Leuthold Hedged Equity Fund
Allocation of Portfolio Holdings (Net Exposure)
March 31, 2012*

Grizzly Short Fund
Allocation of Portfolio Holdings
March 31, 2012

*Excludes short-term investments
The Leuthold Funds - 2012 Semi-Annual Report 9

The Leuthold Funds

Leuthold Core Investment Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

U.S. Traded Equity Securities	$649,951,878
Corporate Bond Funds	87,427,409
Non-U.S. Traded Equity Securities	73,694,246
Corporate Bonds	47,035,216
Precious Metals	36,598,641
U.S. Traded Equity Securities - Short	36,055,214
Emerging Country Funds	30,482,179
High Yield Bond Funds	20,157,306
Non-U.S. Traded Equity Securities - Short	517,205
Total:	$981,919,294

Leuthold Asset Allocation Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

U.S. Traded Equity Securities	$550,646,196
Corporate Bond Funds	75,227,741
Non-U.S. Traded Equity Securities	63,752,351
Corporate Bonds	41,182,782
Precious Metals	32,222,355
U.S. Traded Equity Securities - Short	30,673,458
Emerging Country Funds	25,556,464
High Yield Bond Funds	17,067,861
Non-U.S. Traded Equity Securities - Short	439,725
Total:	$836,768,933

Leuthold Global Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

U.S. Traded Equity Securities	$210,146,747
Non-U.S. Traded Equity Securities	99,649,592
Corporate Bond Funds	30,208,953
Corporate Bonds	20,512,218
U.S. Treasury Obligations	18,736,597
Precious Metals	17,242,632
Foreign Government Notes/Bonds	13,476,426
Emerging Country Funds	12,734,324
High Yield Bond Funds	8,861,789
U.S. Traded Equity Securities - Short	5,643,913
Non-U.S. Traded Equity Securities - Short	5,565,867
Emerging Country Funds - Short	456,581
Total:	$443,235,639

Leuthold Select Industries Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Health Care	$3,323,288
Information Technology	3,130,590
Financials	2,481,387
Industrials	1,804,725
Consumer Staples	1,778,652
Energy	1,437,092
Materials	1,010,889
Consumer Discretionary	966,462
Total:	$15,933,085

Leuthold Global Industries Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Financials	$1,317,393
Consumer Discretionary	1,266,717
Health Care	1,193,803
Industrials	1,056,104
Information Technology	782,938
Energy	595,595
Consumer Staples	566,721
Materials	525,105
Telecommunication Services	467,304
Utilities	444,427
Total:	$8,216,107

Leuthold Global Clean Technology Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Industrials	$4,631,233
Information Technology	2,118,593
Materials	2,016,680
Utilities	1,242,673
Consumer Discretionary	1,228,367
Consumer Staples	457,187
Energy	77,964
Total:	$11,772,697

*Excludes short-term investments
10 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

Leuthold Hedged Equity Fund (Unaudited)
Components of Portfolio Holdings*	Fair Value

Long
Health Care	$529,281
Information Technology	501,810
Financials	398,300
Industrials	287,719
Consumer Staples	283,456
Energy	229,659
Materials	161,060
Consumer Discretionary	154,031
$2,545,316

Short
Information Technology	$582,394
Consumer Discretionary	497,962
Financials	451,023
Materials	178,879
Industrials	163,682
Energy	145,782
Health Care	97,101
Utilities	75,271
Telecommunication Services	35,326
$2,227,420
Total:	$4,772,736

Grizzly Short Fund (Unaudited)
Components of Portfolio Holdings	Fair Value

Information Technology	$39,863,017
Consumer Discretionary	34,101,766
Financials	30,677,548
Materials	12,242,059
Industrials	11,201,838
Energy	9,980,276
Short-Term Investments	9,252,636
Health Care	6,648,089
Utilities	5,151,758
Telecommunication Services	2,422,311
Total:	$161,541,298

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

*Excludes short-term investments
The Leuthold Funds - 2012 Semi-Annual Report 11

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2012 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Asset Allocation Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
ASSETS:
Investments, at cost	$872,433,656	$703,401,918	$400,753,009	$14,623,955

Investments, at fair value	$983,274,343	$817,028,280	$441,019,294	$16,107,880
Cash	26,425	76,040	46,448	—
Receivable for Fund shares sold	3,629,852	581,772	273,577	250
Receivable for investments sold	73,030,036	13,818,633	23,538,829	1,957,033
Collateral at broker for
securities sold short	69,937,012	60,968,238	23,020,708	—
Interest receivable	729,947	630,572	610,801	—
Dividends receivable	1,414,395	1,151,757	832,877	30,181
Receivable from Advisor	—	—	—	—
Other assets	52,471	64,879	33,976	9,166
Total Assets	1,132,094,481	894,320,171	489,376,510	18,104,510

LIABILITIES:
Bank overdraft	—	—	—	—
Securities sold short, at fair value
(proceeds $35,092,281, $29,858,389,
$11,720,095, and $0, respectively)	36,572,419	31,113,183	11,666,361	—
Foreign currency (cost $0, $0,
$2,139,813, and $0, respectively)	—	—	2,147,084	—
Interest payable on securities sold short	9,491	—	5,934	—
Payable for investments purchased	73,245,079	533,199	21,585,490	1,990,981
Payable for Fund shares redeemed	435,841	602,212	57,586	22,256
Payable to Adviser	780,330	675,878	419,304	10,880
Payable to Custodian	122,416	122,745	108,071	12,679
Dividends payable on securities sold short	10,375	9,099	33,439	—
Distribution (Rule 12b-1) fees payable	—	359,972	64,719	402
Shareholder servicing fees payable	141,683	—	—	2,530
Accrued expenses and other liabilities	486,644	621,549	270,910	25,056
Total Liabilities	111,804,278	34,037,837	36,358,898	2,064,784
NET ASSETS	$1,020,290,203	$860,282,334	$453,017,612	$16,039,726

12 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2012 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)		Leuthold Asset Allocation Fund (Consolidated)		Leuthold Global Fund (Consolidated)		Leuthold Select Industries Fund
NET ASSETS CONSIST OF:
Capital stock	$931,979,978		$1,115,203,950		$416,677,265		$19,387,327
Accumulated net investment
income (loss)	(4,787,450)		(6,090,864)		(1,052,256)		1,146
Accumulated net realized
gain (loss) on investments	(16,265,332)		(361,203,956)		(2,911,264)		(4,832,664)
Net unrealized appreciation
(depreciation) on investments
and short positions	109,363,007		112,373,204		40,303,867		1,483,917
Total Net Assets	$1,020,290,203		$860,282,334		$453,017,612		$16,039,726

Retail Class Shares
Net assets	$654,553,670		$509,324,918		$144,792,122		$16,039,726
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	38,935,554		47,939,110		13,972,101		1,205,436
Net Asset Value, Redemption
Price and Offering Price
Per Share	$16.81	*	$10.62	*	$10.36	*	$13.31

Institutional Class Shares
Net assets	$365,736,533		$350,957,416		$308,225,490		n/a
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	21,765,217		32,905,619		29,681,753		n/a
Net Asset Value, Redemption
Price and Offering Price
Per Share	$16.80	*	$10.67	*	$10.38	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 13

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2012 (Unaudited)

	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
ASSETS:
Investments, at cost	$7,248,906	$10,687,580	$2,363,923	$9,252,636

Investments, at fair value	$8,216,107	$12,163,842	$2,621,510	$9,252,636
Cash	—	—	—	1
Receivable for Fund shares sold	74	1,000	216,566	12,239,970
Receivable for investments sold	629,169	982,698	388,995	17,506,033
Collateral at brokers for
securities sold short	—	—	4,465,323	274,219,400
Interest receivable	—	—	—	74
Dividends receivable	29,875	25,996	4,309	—
Receivable from Advisor	—	—	4	—
Other assets	27,714	13,693	8,654	33,075
Total Assets	8,902,939	13,187,229	7,705,361	313,251,189

LIABILITIES:
Bank overdraft	97,023	—	—	—
Securities sold short, at fair value
(proceeds $0, $0, $2,176,279,
and $148,375,980, respectively)	—	—	2,227,420	152,288,662
Foreign currency (cost $0, $0,
$0, and $0, respectively)	—	—	—	—
Interest payable on securities sold short	—	—	596	41,034
Payable for investments purchased	526,092	347,151	540,147	2,231,575
Payable for Fund shares redeemed	—	—	76,484	78,416
Payable to Adviser	2,021	13,484	—	155,538
Payable to Custodian	49,652	17,428	13,094	721
Dividends payable on securities sold short	—	—	711	45,065
Distribution (Rule 12b-1) fees payable	2,991	7,522	1,901	—
Shareholder servicing fees payable	—	—	—	33,671
Accrued expenses and other liabilities	28,678	24,038	20,578	126,079
Total Liabilities	706,457	409,623	2,880,931	155,000,761
NET ASSETS	$8,196,482	$12,777,606	$4,824,430	$158,250,428

14 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2012 (Unaudited)

	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
NET ASSETS CONSIST OF:
Capital stock	$9,603,422	$16,771,303	$5,600,349	$276,229,018
Accumulated net investment income (loss)	(54,343)	(55,003)	(56,487)	(3,254,342)
Accumulated net realized gain (loss)
on investments	(2,318,489)	(5,414,734)	(925,878)	(110,811,566)
Net unrealized appreciation
(depreciation) on investments
and short positions	965,892	1,476,040	206,446	(3,912,682)
Total Net Assets	$8,196,482	$12,777,606	$4,824,430	$158,250,428

Retail Class Shares
Net assets	$4,321,315	$8,385,291	$3,731,779	$158,250,428
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	370,079	853,280	466,427	13,553,044
Net Asset Value, Redemption
Price and Offering Price
Per Share	$11.68*	$9.83*	$8.00*	$11.68

Institutional Class Shares
Net assets	$3,875,167	$4,392,315	$1,092,651	n/a
Shares outstanding
(1,000,000,000 shares of
$0.0001 par value authorized)	331,126	444,178	136,098	n/a
Net Asset Value, Redemption
Price and Offering Price
Per Share	$11.70*	$9.89*	$8.03*	n/a

*  Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 15

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2012 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Asset Allocation Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld
of $115,686, $143,514,
$116,050, and $1,795, respectively)	$7,315,866	$8,550,964	$3,494,514	$140,105
Interest income	1,160,714	1,118,366	490,345	6
Total investment income	8,476,580	9,669,330	3,984,859	140,111

EXPENSES:
Investment advisory fees (Note 3)	4,643,342	4,235,401	2,462,547	81,992
Administration fees	177,286	162,690	80,144	2,447
Transfer agent fees	131,990	421,129	162,003	4,048
Legal fees	15,458	15,553	6,594	303
Audit fees	25,851	25,850	12,821	7,826
Fund accounting fees	53,362	49,915	32,699	2,871
Custody fees	86,678	90,940	76,802	12,631
Shareholder servicing fees -
Retail Class	351,222	—	—	5,695
Registration fees	29,651	49,855	45,958	13,928
Reports to shareholders	80,093	97,952	42,246	1,908
Directors’ fees	34,397	31,123	14,830	564
Distribution (Rule 12b-1) fees -
Retail Class (Note 4)	—	608,288	153,061	—
Other	20,628	19,416	7,856	353
Total expenses before dividends and
interest on short positions	5,649,958	5,808,112	3,097,561	134,566
Dividends and interest on short positions	644,383	609,061	234,002	—
(Reimbursement) or recovery
from Adviser	—	—	—	(3,378)
Total expenses	6,294,341	6,417,173	3,331,563	131,188
NET INVESTMENT INCOME (LOSS)	$2,182,239	$3,252,157	$653,296	$8,923

16 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2012 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Asset Allocation Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, FOREIGN
CURRENCY, AND FOREIGN
CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$21,095,483	$56,500,173	$1,109,521	$306,956
Investment companies	(3,546,038)	(2,883,988)	(294,810)	—
Realized gain distributions
received from investment
companies	132,208	116,943	6,831	—
Short positions	(9,010,946)	(8,415,993)	1,649,393	—
Foreign currency and foreign
currency translation	(99,908)	4,592,879	(71,256)	—
Net unrealized appreciation
(depreciation) during the period on:
Investments	116,830,669	74,727,500	50,324,065	3,202,738
Investment companies	1,719,238	1,610,635	1,747,269	—
Short positions	(22,202,969)	(21,410,491)	(9,739,663)	—
Foreign currency and foreign
currency translation	122,285	119,515	18,136	1
Net realized and unrealized
gain (loss) on investments,
investment companies, short
positions, foreign currency,
and foreign currency translation	105,040,022	104,957,173	44,749,486	3,509,695
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$107,222,261	$108,209,330	$45,402,782	$3,518,618

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 17

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2012 (Unaudited)

	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
INVESTMENT INCOME:
Dividend income (net of
foreign taxes withheld
of $4,966, $3,933, $282,
and $0, respectively)	$124,708	$68,702	$22,477	$—
Interest income	6	28	2	828
Total investment income	124,714	68,730	22,479	828

EXPENSES:
Investment advisory fees (Note 3)	72,688	67,447	33,438	1,336,258
Administration fees	2,415	2,102	901	47,151
Transfer agent fees	3,480	6,695	3,254	33,072
Legal fees	208	82	79	1,849
Audit fees	7,311	7,930	7,311	14,211
Fund accounting fees	7,024	1,767	4,233	13,254
Custody fees	39,413	10,981	13,623	608
Shareholder servicing fees -
Retail Class	—	—	—	115,936
Registration fees	18,315	13,202	18,478	24,268
Reports to shareholders	1,429	2,261	1,070	14,607
Directors’ fees	448	463	173	6,197
Distribution (Rule 12b-1) fees -
Retail Class (Note 4)	6,006	9,965	2,743	—
Other	838	838	624	8,325
Total expenses before dividends and
interest on short positions	159,575	123,733	85,927	1,615,736
Dividends and interest on short positions	—	—	20,114	1,639,434
(Reimbursement) or recovery
from Adviser	(25,102)	—	(27,075)	—
Total expenses	134,473	123,733	78,966	3,255,170
NET INVESTMENT INCOME (LOSS)	$(9,759)	$(55,003)	$(56,487)	$(3,254,342)

18 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2012 (Unaudited)

	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
INVESTMENT COMPANIES,
SHORT POSITIONS, FOREIGN
CURRENCY, AND FOREIGN
CURRENCY TRANSLATION:

Net realized gain (loss) on:
Investments	$(1,271,703)	$(2,185,203)	$41,128	$—
Investment companies	—	—	—	—
Realized gain distributions
received from investment
companies	—	—	—	—
Short positions	—	—	(179,513)	(38,289,075)
Foreign currency and foreign
currency translation	(5,945)	(2,377)	—	—

Net unrealized appreciation
(depreciation) during the period on:
Investments	3,629,515	5,499,937	584,048	—
Investment companies	—	—	—	—
Short positions	—	—	(650,622)	(34,884,318)
Foreign currency and foreign
currency translation	525	60	—	—

Net realized and unrealized
gain (loss) on investments,
investment companies, short
positions, foreign currency,
and foreign currency translation	2,352,392	3,312,417	(204,959)	(73,173,393)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$2,342,633	$3,257,414	$(261,446)	$(76,427,735)

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 19

Leuthold Core Investment Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
	(Unaudited)
OPERATIONS:
Net investment income	$2,182,239	$7,107,931
Net realized gain on investments, investment companies, short positions,
foreign currency, and foreign currency translation	8,570,799	128,158,677
Net unrealized appreciation (depreciation) on investments, investment companies,
short positions, foreign currency, and foreign currency translation	96,469,223	(142,216,650)
Net increase (decrease) in net assets from operations	107,222,261	(6,950,042)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(15,164,419)	(3,081,175)
From net investment income - Institutional Class	(8,797,352)	(2,050,771)
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	(23,961,771)	(5,131,946)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	49,871,632	91,440,164
Proceeds from shares sold - Institutional Class	47,336,314	53,074,051
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	14,067,619	2,906,808
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	8,219,996	1,918,404
Cost of shares redeemed - Retail Class *	(123,990,330)	(283,073,874)
Cost of shares redeemed - Institutional Class **	(66,926,083)	(156,096,354)
Net decrease in net assets from capital share transactions	(71,420,852)	(289,830,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	11,839,638	(301,912,789)
NET ASSETS
Beginning of period	1,008,450,565	1,310,363,354
End of period (including accumulated net investment
income (loss) of ($4,787,450) and $16,992,082, respectively).	$1,020,290,203	$1,008,450,565

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	3,079,673	5,338,404
Shares sold - Institutional Class	2,956,248	3,146,529
Shares issued to holders in reinvestment of dividends - Retail Class	882,469	171,204
Shares issued to holders in reinvestment of dividends -Institutional Class	515,336	113,197
Shares redeemed - Retail Class	(7,658,271)	(16,595,763)
Shares redeemed - Institutional Class	(4,130,021)	(9,101,904)
Net decrease in shares outstanding	(4,354,566)	(16,928,333)

* Net of redemption fees of (Retail Class):	$62	$1,366
** Net of redemption fees of (Institutional Class):	$139	$28,224

20 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended March 31, 2012	Year Ended September 30, 2011
	(Unaudited)
OPERATIONS:
Net investment income	$3,252,157	$9,446,235
Net realized gain on investments, investment companies, short positions,
foreign currency, and foreign currency translation	49,910,014	117,546,413
Net unrealized appreciation (depreciation) on investments, investment companies,
short positions, foreign currency, and foreign currency translation	55,047,159	(125,111,112)
Net increase in net assets from operations	108,209,330	1,881,536

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(14,712,494)	(4,321,330)
From net investment income - Institutional Class	(10,157,208)	(3,180,752)
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	(24,869,702)	(7,502,082)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	33,903,780	165,626,458
Proceeds from shares sold - Institutional Class	22,217,943	129,757,090
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	12,980,942	3,892,104
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	9,528,054	2,990,024
Cost of shares redeemed - Retail Class *	(194,929,065)	(407,864,634)
Cost of shares redeemed - Institutional Class **	(99,850,831)	(132,510,447)
Net decrease in net assets from capital share transactions	(216,149,177)	(238,109,405)

TOTAL DECREASE IN NET ASSETS:	(132,809,549)	(243,729,951)
NET ASSETS
Beginning of period	993,091,883	1,236,821,834
End of period (including accumulated net investment
income (loss) of ($6,090,864) and $15,526,681, respectively)	$860,282,334	$993,091,883

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	3,307,169	15,651,134
Shares sold - Institutional Class	2,165,192	12,144,533
Shares issued to holders in reinvestment of dividends - Retail Class	1,283,261	374,930
Shares issued to holders in reinvestment of dividends -Institutional Class	936,378	287,495
Shares redeemed - Retail Class	(19,089,143)	(38,689,099)
Shares redeemed - Institutional Class	(9,757,703)	(12,469,491)
Net decrease in shares outstanding	(21,154,846)	(22,700,498)

* Net of redemption fees of (Retail Class):	$487	$4,091
** Net of redemption fees of (Institutional Class):	$—	$7

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 21

Leuthold Global Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	(Unaudited)
OPERATIONS:
Net investment income	$653,296	$3,813,617
Net realized gain on investments, investment companies, short positions,
foreign currency, and foreign currency translation	2,399,679	672,236
Net unrealized appreciation (depreciation) on investments, investment companies,
short positions, foreign currency, and foreign currency translation	42,349,807	(26,315,253)
Net increase (decrease) in net assets from operations	45,402,782	(21,829,400)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(1,112,029)	(841,488)
From net investment income - Institutional Class	(2,444,767)	(2,412,402)
From net realized gains - Retail Class	(1,600,165)	(5,218,636)
From net realized gains - Institutional Class	(2,986,860)	(9,824,159)
Total distributions	(8,143,821)	(18,296,685)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	28,446,513	109,872,463
Proceeds from shares sold - Institutional Class	24,778,654	157,499,873
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	2,022,347	4,061,793
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	4,701,891	10,572,414
Cost of shares redeemed - Retail Class*	(50,253,839)	(46,673,365)
Cost of shares redeemed - Institutional Class**	(38,676,709)	(40,113,619)
Net increase (decrease) in net assets from capital share transactions	(28,981,143)	195,219,559

TOTAL INCREASE IN NET ASSETS:	8,277,818	155,093,474
NET ASSETS
Beginning of period	444,739,794	289,646,320
End of period (including accumulated net investment
income (loss) of ($1,052,256) and $1,851,244 respectively)	$453,017,612	$444,739,794

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	2,915,518	10,329,104
Shares sold - Institutional Class	2,509,433	14,738,195
Shares issued to holders in reinvestment of dividends - Retail Class	212,097	395,426
Shares issued to holders in reinvestment of dividends -Institutional Class	490,639	1,024,489
Shares redeemed - Retail Class	(5,155,828)	(4,441,240)
Shares redeemed - Institutional Class	(3,975,294)	(3,796,602)
Net increase (decrease) in shares outstanding	(3,003,435)	18,249,372

* Net of redemption fees of (Retail Class):	$723	$3,180
** Net of redemption fees of (Institutional Class):	$—	$656

22 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$8,923	$(73,181)
Net realized gain on investments, foreign currency, and
foreign currency translation	306,956	3,704,600
Net unrealized appreciation (depreciation) on investments,
foreign currency, and foreign currency translation	3,202,739	(3,532,035)
Net increase in net assets from operations	3,518,618	99,384

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,777)	(45,146)
From net realized gains	—	—
Total distributions	(7,777)	(45,146)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	309,576	1,688,661
Proceeds from shares issued to holders in
reinvestment of dividends	6,413	39,403
Cost of shares redeemed	(4,065,639)	(24,592,254)
Net decrease in net assets from capital share transactions	(3,749,650)	(22,864,190)

TOTAL DECREASE IN NET ASSETS:	(238,809)	(22,809,952)
NET ASSETS
Beginning of period	16,278,535	39,088,487
End of period (including accumulated net investment
income of $1,146 and $0, respectively)	$16,039,726	$16,278,535

CHANGES IN SHARES OUTSTANDING:
Shares sold	25,955	131,238
Shares issued to holders in reinvestment of dividends	487	3,080
Shares redeemed	(331,703)	(1,936,088)
Net decrease in shares outstanding	(305,261)	(1,801,770)

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 23

Leuthold Global Industries Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(9,759)	$172,580
Net realized loss on investments, investment companies, foreign currency,
and foreign currency translation	(1,277,648)	(1,080,268)
Net unrealized appreciation (depreciation) on investments, investment
companies, foreign currency, and foreign currency translation	3,630,040	(3,836,830)
Net increase (decrease) in net assets from operations	2,342,633	(4,744,518)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(11,009)	(28,834)
From net investment income - Institutional Class	(7,012)	(130,716)
From net realized gains - Retail Class	—	(45,735)
From net realized gains - Institutional Class	—	(30,728)
Total distributions	(18,021)	(236,013)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	251,920	2,926,049
Proceeds from shares sold - Institutional Class	—	25,175,738
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	1,464	12,928
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	7,012	158,397
Cost of shares redeemed - Retail Class *	(2,269,082)	(3,025,963)
Cost of shares redeemed - Institutional Class **	(12,401,434)	(9,704,892)
Net increase (decrease) in net assets from capital share transactions	(14,410,120)	15,542,257

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(12,085,508)	10,561,726
NET ASSETS
Beginning of period	20,281,990	9,720,264
End of period (including accumulated net investment
loss of ($54,343) and ($26,563) respectively	$8,196,482	$20,281,990

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	23,828	269,387
Shares sold - Institutional Class	—	2,007,864
Shares issued to holders in reinvestment of dividends - Retail Class	141	1,093
Shares issued to holders in reinvestment of dividends -Institutional Class	674	13,457
Shares redeemed - Retail Class	(204,020)	(251,699)
Shares redeemed - Institutional Class	(1,194,743)	(847,497)
Net increase (decrease) in shares outstanding	(1,374,120)	1,192,605

* Net of redemption fees of (Retail Class):	$—	$38
** Net of redemption fees of (Institutional Class):	$—	$—

24 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Clean Technology Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	(Unaudited)
OPERATIONS:
Net investment loss	$(55,003)	$(241,689)
Net realized loss on investments, investment companies, foreign currency,
and foreign currency translation	(2,187,580)	(2,430,186)
Net unrealized appreciation (depreciation) on investments, investment companies,
foreign currency, and foreign currency translation	5,499,997	(3,102,436)
Net increase (decrease) in net assets from operations	3,257,414	(5,774,311)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	—
From net investment income - Institutional Class	—	—
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	1,408,524	6,824,754
Proceeds from shares sold - Institutional Class	2,627	1,225,845
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	—	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	—	—
Cost of shares redeemed - Retail Class *	(2,956,833)	(7,573,809)
Cost of shares redeemed - Institutional Class **	(5,071,930)	(5,950,651)
Net decrease in net assets from capital share transactions	(6,617,612)	(5,473,861)

TOTAL DECREASE IN NET ASSETS:	(3,360,198)	(11,248,172)
NET ASSETS
Beginning of period	16,137,804	27,385,976
End of period (including accumulated net investment
loss of ($55,003) and $0 respectively)	$12,777,606	$16,137,804

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	156,075	603,918
Shares sold - Institutional Class	310	112,308
Shares issued to holders in reinvestment of dividends - Retail Class	—	—
Shares issued to holders in reinvestment of dividends -Institutional Class	—	—
Shares redeemed - Retail Class	(350,391)	(713,831)
Shares redeemed - Institutional Class	(609,406)	(555,473)
Net decrease in shares outstanding	(803,412)	(553,078)

* Net of redemption fees of (Retail Class):	$203	$146
** Net of redemption fees of (Institutional Class):	$—	$11

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 25

Leuthold Hedged Equity Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	(Unaudited)
OPERATIONS:
Net investment loss	$(56,487)	$(156,744)
Net realized loss on investments, investment companies, short positions,
foreign currency, and foreign currency translation	(138,385)	(181,609)
Net unrealized appreciation (depreciation) on investments and short positions	(66,574)	169,611
Net decrease in net assets from operations	(261,446)	(168,742)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	—
From net investment income - Institutional Class	—	—
From net realized gains - Retail Class	—	—
From net realized gains - Institutional Class	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	494,052	5,487,575
Proceeds from shares sold - Institutional Class	41,005	1,178,045
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	—	—
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	—	—
Cost of shares redeemed - Retail Class *	(1,435,974)	(4,975,894)
Cost of shares redeemed - Institutional Class **	(67,380)	(56,299)
Net increase (decrease) in net assets from capital share transactions	(968,297)	1,633,427

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(1,229,743)	1,464,685
NET ASSETS
Beginning of period	6,054,173	4,589,488
End of period (including accumulated net investment
loss of ($56,487) and $0, respectively)	$4,824,430	$6,054,173

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	61,136	645,192
Shares sold - Institutional Class	4,942	138,227
Shares issued to holders in reinvestment of dividends - Retail Class	—	—
Shares issued to holders in reinvestment of dividends -Institutional Class	—	—
Shares redeemed - Retail Class	(176,198)	(584,512)
Shares redeemed - Institutional Class	(7,973)	(6,680)
Net increase (decrease) in shares outstanding	(118,093)	192,227

* Net of redemption fees of (Retail Class):	$—	$3
** Net of redemption fees of (Institutional Class):	$—	$—

26 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2012	September 30, 2011
	(Unaudited)
OPERATIONS:
Net investment loss	$(3,254,342)	$(3,879,417)
Net realized loss on investment companies, short positions, foreign
currency, and foreign currency translation	(38,289,075)	(31,941,478)
Net unrealized appreciation (depreciation) on short positions	(34,884,318)	37,629,806
Net increase (decrease) in net assets from operations	(76,427,735)	1,808,911

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gains	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	182,213,050	298,354,919
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(210,982,970)	(233,267,989)
Net increase (decrease) in net assets from capital share transactions	(28,769,920)	65,086,930

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(105,197,655)	66,895,841
NET ASSETS
Beginning of period	263,448,083	196,552,242
End of period (including accumulated net investment income (loss)
of ($3,254,342) and $0, respectively)	$158,250,428	$263,448,083

CHANGES IN SHARES OUTSTANDING:
Shares sold	12,961,808	16,037,579
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(15,735,426)	(47,368,866)
Net decrease in shares outstanding	(2,773,618)	(31,331,287)

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 27

Leuthold Core Investment Fund - Retail

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	Year Ended	Year Ended
	2012		2011	2010	2009	September 30,	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	2008	2007
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$15.50		$15.99	$15.79	$15.20	$21.18	$17.45
Income (loss) from investment operations:
Net investment income	0.02	(3)	0.09 (3)	0.14 (2)	0.28 (2)	0.26 (3)	0.39 (3)
Net realized and unrealized gains (losses)
on investments and short positions	1.67		(0.51)	0.11	0.45	(2.18)	3.81
Total from investment operations	1.69		(0.42)	0.25	0.73	(1.92)	4.20

Less distributions:
From net investment income	(0.38)		(0.07)	—	(0.13)	(0.31)	(0.38)
From net realized gains	—		—	—	—	(3.75)	(0.09)
Return of capital	—		—	(0.05)	(0.01)	—	—
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.38)		(0.07)	(0.05)	(0.14)	(4.06)	(0.47)
Net asset value, end of period	$16.81		$15.50	$15.99	$15.79	$15.20	$21.18

Total return	11.04%		(2.61%)	1.53%	4.95%	(11.48%)	24.32%
Supplemental data and ratios:
Net assets, end of period	$654,553,670		$660,933,063	$858,708,522	$944,341,607	$1,103,832,039	$1,574,861,576
Ratio of expenses to average net assets (5)	1.26	%(8)	1.24%	1.37%	1.15%	1.28%	1.15%
Ratio of net investment income to average net assets(6)	0.38	%(8)	0.54%	0.85%	2.14%	1.51%	1.96%
Portfolio turnover rate (7)	75.80%		83.15%	100.36%	116.70%	238.34%	144.17%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.14% for the six months ended March 31, 2012, 1.14% for the year ended September 30, 2011, 1.12% for the year ended for the year ended September 30, 2010, 1.14% for the year ended September 30, 2009, 1.11% for the year ended September 30, 2008, and 1.08% for the year ended September 30, 2007.

(6)	The net investment income ratios include dividends and interest on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(8)	Annualized.

28 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Institutional

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	Year Ended	Year Ended
	2012		2011	2010	2009	September 30,	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	2008	2007
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$15.50		$15.98	$15.78	$15.19	$21.17	$17.43
Income (loss) from investment operations:
Net investment income	0.03	(3)	0.11 (3)	0.15 (2)	0.30 (3)	0.28 (3)	0.40 (3)
Net realized and unrealized gains (losses) on investments and short positions	1.66		(0.50)	0.11	0.45	(2.19)	3.83
Total from investment operations	1.69		(0.39)	0.26	0.75	(1.91)	4.23

Less distributions:
From net investment income	(0.39)		(0.09)	––	(0.15)	(0.32)	(0.40)
From net realized gains	––		––	––	––	(3.75)	(0.09)
Return of capital	––		––	(0.06)	(0.01)	––	––
Redemption fees	0.00	(4)	0.00 (4)	0.00 (4)	0.00 (4)	––	––
Total distributions	(0.39)		(0.09)	(0.06)	(0.16)	(4.07)	(0.49)
Net asset value, end of period	$16.80		$15.50	$15.98	$15.78	$15.19	$21.17

Total return	11.04%		(2.49%)	1.64%	5.14%	(11.46%)	24.53%

Supplemental data and ratios:
Net assets, end of period	$365,736,533		$347,517,502	$451,654,832	$461,682,757	$317,733,525	$203,412,179
Ratio of expenses to average net assets (5)	1.15	%(8)	1.13%	1.27%	1.03%	1.18%	1.05%
Ratio of net investment income to
average net assets (6)	0.49	%(8)	0.66%	0.95%	2.25%	1.61%	2.06%
Portfolio turnover rate (7)	75.80%		83.15%	100.36%	116.70%	238.34%	144.17%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.03% for the six months ended March 31, 2012, 1.03% for the year ended September 30, 2011, 1.02% for the year ended for the year ended September 30, 2010, 1.02% for the year ended September 30, 2009, 1.01% for the year ended September 30, 2008, and 0.98% for the year ended September 30, 2007.

(6)	The net investment income ratios include dividends and interest on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(8)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 29

Leuthold Asset Allocation Fund - Retail

Financial Highlights

	Six Months Ended		Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	Year Ended	Year Ended
	2012		2011	2010	2009	September 30,	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	2008	2007
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$9.72		$9.91	$9.12	$9.45	$11.43	$9.73
Income (loss) from investment operations:
Net investment income	0.03	(2)	0.07 (3)	0.11 (2)	0.21 (3)	0.20 (3)	0.16 (3)
Net realized and unrealized gains (losses) on investments and short positions	1.15		(0.20)	0.74	(0.35)	(1.80)	1.72
Total from investment operations	1.18		(0.13)	0.85	(0.14)	(1.60)	1.88

Less distributions:
From net investment income	(0.28)		(0.06)	(0.02)	(0.19)	(0.20)	(0.18)
From net realized gains	––		––	––	––	(0.18)	––
Return of capital	––		––	(0.04)	––	––	––
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.28)		(0.06)	(0.06)	(0.19)	(0.38)	(0.18)
Net asset value, end of period	$10.62		$9.72	$9.91	$9.12	$9.45	$11.43

Total return	12.32%		(1.34%)	9.26%	(1.20%)	(14.45%)	19.46%

Supplemental data and ratios:
Net assets, end of period	$509,324,918		$606,985,298	$843,525,684	$849,399,319	$1,205,840,473	$566,453,346
Ratio of expenses to average net assets (5)	1.45	%(8)	1.42%	1.57%	1.34%	1.34%	1.43%
Ratio of net investment income to
average net assets (6)	0.60	%(8)	0.72%	1.17%	2.60%	1.99%	1.97%
Portfolio turnover rate (7)	85.05%		105.62%	100.64%	147.01%	197.96%	196.15%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.32% for the six months ended March 31, 2012, 1.32% for the year ended September 30, 2011, 1.32% for the year ended for the year ended September 30, 2010, 1.32% for the year ended September 30, 2009, 1.23% for the year ended September 30, 2008, and 1.32% for the year ended September 30, 2007.

(6)	The net investment income ratios include dividends and interest on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(8)	Annualized.

30 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund - Institutional

Financial Highlights

							Period from
	Six Months Ended		Year Ended	Year Ended	Year Ended		January 31, 2007(1)
	March 31,		September 30,	September 30,	September 30,	Year Ended	through
	2012		2011	2010	2009	September 30,	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	2008	2007
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.76		$9.93	$9.13	$9.45	$11.44	$10.53
Income (loss) from investment operations:
Net investment income	0.05	(4)	0.10 (4)	0.13 (3)	0.23 (4)	0.21 (4)	0.12	(4)
Net realized and unrealized gains (losses) on investments and short positions	1.16		(0.19)	0.73	(0.34)	(1.81)	0.92
Total from investment operations	1.21		(0.09)	0.86	(0.11)	(1.60)	1.04

Less distributions:
From net investment income	(0.30)		(0.08)	(0.02)	(0.21)	(0.21)	(0.13)
From net realized gains	—		—	—	—	(0.18)	—
Return of capital	—		—	(0.04)	—	—	—
Redemption fees	—		0.00 (5)	—	0.00 (5)	0.00 (5)	0.00	(5)
Total distributions	(0.30)		(0.08)	(0.06)	(0.21)	(0.39)	(0.13)
Net asset value, end of period	$10.67		$9.76	$9.93	$9.13	$9.45	$11.44

Total return	12.51%		(0.95%)	9.41%	(0.85%)	(14.42%)	9.95%

Supplemental data and ratios:
Net assets, end of period	$350,957,416		$386,106,585	$393,296,150	$349,672,451	$683,852,979	$189,777,479
Ratio of expenses to average net assets(6)	1.23	%(7)	1.20%	1.36%	1.11%	1.21%	1.22	%(7)
Ratio of net investment income
to average net assets (8)	0.82	%(7)	0.94%	1.38%	2.82%	2.12%	2.11	%(7)
Portfolio turnover rate (9)	85.05%		105.62%	100.64%	147.01%	197.96%	196.15%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.10% for the six months ended March 31, 2012, 1.10% for the year ended September 30, 2011, 1.11% for the year ended September 30, 2010, 1.10% for the year ended September 30, 2009, 1.09% for the year ended September 30, 2008, and 1.08% for the period ended September 30, 2007.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 31

Leuthold Global Fund - Retail

Financial Highlights

						Period from
	Six Months Ended		Year Ended	Year Ended	Year Ended	July 1, 2008 (1)
	March 31,		September 30,	September 30,	September 30,	through
	2012		2011	2010	2009	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.52		$10.18	$9.07	$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.00	(4)(5)	0.08 (4)	0.07 (3)	0.09 (4)	0.03	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.01		(0.17)	1.06	0.59	(1.52)
Total from investment operations	1.01		(0.09)	1.13	0.68	(1.49)

Less distributions:
From net investment income	(0.07)		(0.07)	(0.02)	(0.12)	—
From net realized gains	(0.10)		(0.50)	—	—	—
Redemption fees(5)	0.00		0.00	0.00	0.00	0.00
Total distributions	(0.17)		(0.57)	(0.02)	(0.12)	—
Net asset value, end of period	$10.36		$9.52	$10.18	$9.07	$8.51

Total return	10.78%		(1.33%)	12.39%	8.28%	(14.04%)

Supplemental data and ratios:
Net assets, end of period	$144,792,122		$152,292,208	$98,906,854	$58,120,794	$19,940,804
Ratio of expenses to average net assets (6)	1.62	%(7)	1.74%	1.93%	1.82%	1.83	%(7)
Ratio of net investment income to
average net assets (8)	0.16	%(7)	0.83%	0.78%	1.56%	2.01	%(7)
Portfolio turnover rate (9)	61.56%		123.51%	140.87%	152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends on short positions were 1.52% for the six months ended March 31, 2012, 1.55% for the year ended September 30, 2011, 1.65% for the year ended Septemeber 30, 2010, 1.77% for the year ended September 30, 2009, and 1.83% for the period ended September 30, 2008.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

32 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Institutional

Financial Highlights

						Period from
	Six Months Ended		Year Ended	Year Ended	Year Ended	April 30, 2008 (1)
	March 31,		September 30,	September 30,	September 30,	through
	2012		2011	2010	2009	September 30,
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	2008
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.54		$10.20	$9.08	$8.51	$10.00
Income (loss) from investment operations:
Net investment income	0.02	(4)	0.10 (4)	0.09 (3)	0.11 (4)	0.04	(4)
Net realized and unrealized gains (losses)
on investments and short positions	1.00		(0.17)	1.06	0.59	(1.53)
Total from investment operations	1.02		(0.07)	1.15	0.70	(1.49)

Less distributions:
From net investment income	(0.08)		(0.09)	(0.03)	(0.13)	––
From net realized gains	(0.10)		(0.50)	––	––	––
Redemption fees	––		0.00 (5)	––	––	––
Total distributions	(0.18)		(0.59)	(0.03)	(0.13)	––
Net asset value, end of period	$10.38		$9.54	$10.20	$9.08	$8.51

Total return	10.89%		(1.11%)	12.52%	8.63%	(14.90%)

Supplemental data and ratios:
Net assets, end of period	$308,225,490		$292,447,586	$190,739,466	$121,650,446	$51,045,894
Ratio of expenses to average net assets (6)	1.42	%(7)	1.57%	1.75%	1.57%	1.61	%(7)
Ratio of net investment income to average net assets (8)	0.36	%(7)	1.01%	0.97%	1.80%	2.20	%(7)
Portfolio turnover rate (9)	61.56%		123.51%	140.87%	152.90%	62.34%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends on short positions were 1.32% for the six months ended March 31, 2012, 1.38% for the year ended September 30, 2011, 1.47% for the year ended September 30, 2010, 1.53% for the year ended September 30, 2009, and 1.60% for the period ended September 30, 2008.

(7)	Annualized.
(8)	The net investment income ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 33

Leuthold Select Industries Fund

Financial Highlights

	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		September 30,		September 30,	September 30,		September 30,		September 30,
	2012		2011		2010	2009		2008		2007
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$10.78		$11.80		$12.82	$13.03		$21.94		$17.25

Income (loss) from investment operations:
Net investment income (loss)	0.01	(3)	(0.05	)(3)	0.03 (2)	(0.04	)(3)	(0.04	)(3)	0.13 (3)
Net realized and unrealized gains
(losses) on investments	2.53		(0.95)		(1.03)	(0.17)		(3.15)		4.98
Total from investment operations	2.54		(1.00)		(1.00)	(0.21)		(3.19)		5.11

Less distributions:
From net investment income	(0.01)		(0.02)		(0.02)	––		(0.06)		(0.12)
From net realized gains	––		––		––	––		(5.63)		(0.30)
Return of capital	––		––		––	––		(0.03)		––
Total distributions	(0.01)		(0.02)		(0.02)	––		(5.72)		(0.42)
Net asset value, end of period	$13.31		$10.78		$11.80	$12.82		$13.03		$21.94

Total return	23.64%		(8.60%)		(7.76%)	(1.69%)		(18.90%)		30.12%

Supplemental data and ratios:
Net assets, end of period	$16,039,726		$16,278,535		$39,088,487	$47,543,360		$42,632,379		$74,020,005
Ratio of expenses to average net assets:
Before expense reimbursement	1.64	%(4)	1.40%		1.30%	1.38%		1.30%		1.29%
After expense reimbursement	1.60	%(4)	1.40%		1.30%	1.38%		1.30%		1.29%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.07	%)(4)	(0.24%)		0.24%	(0.38%)		(0.11%)		0.61%
After expense reimbursement	0.11	%(4)	(0.24%)		0.24%	(0.38%)		(0.11%)		0.61%
Portfolio turnover rate	76.04%		109.26%		178.24%	164.20%		139.89%		132.08%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Annualized.

34 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Retail

Financial Highlights

				Period from
	Six Months			May 17, 2010(1)
	Ended		Year Ended	through
	March 31, 2012		September 30, 2011	September 30, 2010
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.77		$11.01	$10.00
Income (loss) from investment operations:
Net investment income (loss)(3)	(0.03)		0.06	0.00	(4)
Net realized and unrealized gains (losses)
on investments	1.96		(1.16)	1.01
Total from investment operations	1.93		(1.10)	1.01

Less distributions:
From net investment income	(0.02)		(0.06)	—
From net realized gains	—		(0.08)	—
Redemption fees	—		0.00 (4)	—
Total distributions	(0.02)		(0.14)	—
Net asset value, end of period	$11.68		$9.77	$11.01

Total return	19.79%		(10.23%)	10.10%

Supplemental data and ratios:
Net assets, end of period	$4,321,315		$5,377,373	$5,850,019
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.34	%(5)	1.96%	4.42	%(5)
After expense reimbursement or recovery	1.99	%(5)	2.04%	1.96	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.62	%)(5)	0.60%	(2.29	%)(5)
After expense reimbursement or recovery	(0.27	%)(5)	0.52%	0.17	%(5)
Portfolio turnover rate	60.73%		179.57%	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 35

Leuthold Global Industries Fund - Institutional

Financial Highlights

				Period from
	Six Months			May 17, 2010(1)
	Ended		Year Ended	through
	March 31, 2012		September 30, 2011	September 30, 2010
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$9.77		$11.01	$10.00
Income (loss) from investment operations:
Net investment income	0.00	(4)(6)	0.09 (3)	0.01	(3)
Net realized and unrealized gains (losses)
on investments	1.95		(1.15)	1.00
Total from investment operations	1.95		(1.06)	1.01
	_
Less distributions:
From net investment income	(0.02)		(0.10)	—
From net realized gains	—		(0.08)	—
Total distributions	(0.02)		(0.18)	—
Net asset value, end of period	$11.70		$9.77	$11.01

Total return	20.00%		(9.92% )	10.10%

Supplemental data and ratios:
Net assets, end of period	$3,875,167		$14,904,617	$3,870,245
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.12	%(5)	1.71%	4.17	%(5)
After expense reimbursement or recovery	1.77	%(5)	1.79%	1.71	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement or recovery	(0.40	%)(5)	0.85%	(2.04	%)(5)
After expense reimbursement or recovery	(0.05	%)(5)	0.77%	0.42	%(5)
Portfolio turnover rate	60.73%		179.57%	112.58%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Net investment income per share is calculated based on average shares outstanding.
(5)	Annualized.
(6)	Amount respresents less than $0.005 per share.

36 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Clean Technology Fund - Retail

Financial Highlights
							Period from
	Six Months		Year Ended		Year Ended		July 22, 2009 (1)
	Ended		September 30,		September 30,		through
	March 31, 2012		2011		2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$7.66		$10.30		$11.52		$10.00
Income (loss) from investment operations:
Net investment loss	(0.04)	(4)	(0.12	)(3)	(0.14	)(3)	(0.01	)(3)
Net realized and unrealized gains (losses) on investments	2.21		(2.52)		(1.08)		1.53
Total from investment operations	2.17		(2.64)		(1.22)		1.52

Less distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—
Redemption fees (5)	0.00		0.00		0.00		0.00
Total distributions	—		—		—		—
Net asset value, end of period	$9.83		$7.66		$10.30		$11.52

Total return	28.33%		(25.63%)		(10.59%)		15.20%

Supplemental data and ratios:
Net assets, end of period	$8,385,291		$8,026,453		$11,926,464		$2,170,237
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.94	%(6)	1.85%		1.75%		3.67	%(6)
After expense reimbursement or recovery	1.94	%(6)	1.85%		1.84%		2.07	%(6)
Ratio of net investment loss to average net assets:
Before expense reimbursement or recovery	(0.92	%)(6)	(1.05%)		(1.23%)		(3.35	%)(6)
After expense reimbursement or recovery	(0.92	%)(6)	(1.05%)		(1.32%)		(1.75	%)(6)
Portfolio turnover rate	72.13%		113.07%		62.17%		22.50%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments of adjustments for permanent book and tax differences.
(4)	Net investment loss per share is calculated based on average shares outstanding.
(5)	Amount represents less than $0.005 per share.
(6)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 37

Leuthold Global Clean Technology Fund - Institutional

Financial Highlights

							Period from
	Six Months		Year Ended		Year Ended		July 22, 2009 (1)
	Ended		September 30,		September 30,		through
	March 31, 2012		2011		2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$7.70		$10.33		$11.52		$10.00
Income (loss) from investment operations:
Net investment loss	(0.03	)(4)	(0.11	)(3)	(0.11	)(3)	(0.03	)(3)
Net realized and unrealized gains (losses)
on investments	2.22		(2.52)		(1.08)		1.55
Total from investment operations	2.19		(2.63)		(1.19)		1.52

Less distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—
Redemption fees	—		0.00	(5)	—		—
Total distributions	—		—		—		—
Net asset value, end of period	$9.89		$7.70		$10.33		$11.52

Total return	28.44%		(25.46%)		(10.33%)		15.20%

Supplemental data and ratios:
Net assets, end of period	$4,392,315		$8,111,351		$15,459,512		$6,458,943
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.69	%(6)	1.60%		1.51%		3.42	%(6)
After expense reimbursement or recovery	1.69	%(6)	1.60%		1.60%		1.82	%(6)
Ratio of net investment loss to average net assets:
Before expense reimbursement or recovery	(0.67	%)(6)	(0.80%)		(0.99%)		(3.11	%)(6)
After expense reimbursement or recovery	(0.67	%)(6)	(0.80%)		(1.08%)		(1.51	%)(6)
Portfolio turnover rate	72.13%		113.07%		62.17%		22.50%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments of adjustments for permanent book and tax differences.
(4)	Net investment loss per share is calculated based on average shares outstanding.
(5)	Amount represents less than $0.005 per share.
(6)	Annualized.

38 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Hedged Equity Fund - Retail

Financial Highlights

							Period from
	Six Months		Year Ended		Year Ended		July 22, 2009 (1)
	Ended		September 30,		September 30,		through
	March 31, 2012		2011		2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$8.40		$8.69		$9.56		$10.00
Loss from investment operations:
Net investment loss	(0.09	)(3)	(0.20	)(3)	(0.18	)(3)	(0.02	)(4)
Net realized and unrealized losses
on investments and short positions	(0.31)		(0.09)		(0.69)		(0.42)
Total from investment operations	(0.40)		(0.29)		(0.87)		(0.44)
Less distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—
Redemption fees	—		0.00	(5)	0.00	(5)	0.00	(5)
Total distributions	—		—		—		—
Net asset value, end of period	$8.00		$8.40		$8.69		$9.56

Total return	(4.76%)		(3.34%)		(9.10%)		(4.40%)

Supplemental data and ratios:
Net assets, end of period	$3,731,779		$4,882,593		$4,523,612		$593,636
Ratio of expenses to average net assets:
Before expense reimbursement(6)	3.99	%(7)	3.78%		3.53%		17.77	%(7)
After expense reimbursement(6)	2.98	%(7)	2.94%		2.80%		2.69	%(7)
Ratio of net investment loss to average net assets:
Before expense reimbursement(8)	(3.15	%)(7)	(3.17%)		(2.77%)		(17.27	%)(7)
After expense reimbursement(8)	(2.14	%)(7)	(2.33%)		(2.04%)		(2.19	%)(7)
Portfolio turnover rate(9)	95.98%		159.06%		260.05%		34.06%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	Amount represents less than $0.005 per share.
(6)
The ratio of expenses to average net assets includes dividends and interest on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends and interest on short positions were 3.24% and 2.23% respectively, for the six month period ended March 31, 2012, 3.07% and 2.23% respectively, for the year ended September 30, 2011, 2.97% and 2.24% respectively, for the year ended September 30, 2010, and 17.47% and 2.37% respectively, for the period ended September 30, 2009.

(7)	Annualized.
(8)	The net investment loss ratios include dividends and interest on short positions.
(9)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 39

Leuthold Hedged Equity Fund - Institutional

Financial Highlights

							Period from
	Six Months		Year Ended		Year Ended		July 22, 2009 (1)
	Ended		September 30,		September 30,		through
	March 31, 2012		2011		2010		September 30, 2009
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$8.42		$8.69		$9.57		$10.00
Loss from investment operations:
Net investment loss	(0.08	)(3)	(0.18	)(3)	(0.17	)(3)	(0.01	)(4)
Net realized and unrealized losses
on investments and short positions	(0.31)		(0.09)		(0.71)		(0.42)
Total from investment operations	(0.39)		(0.27)		(0.88)		(0.43)

Less distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—
Total distributions	—		—		—		—
Net asset value, end of period	$8.03		$8.42		$8.69		$9.57

Total return	(4.63%)		(3.11%)		(9.20%)		(4.30%)

Supplemental data and ratios:
Net assets, end of period	$1,092,651		$1,171,580		$65,876		$1,516,166
Ratio of expenses to average net assets:
Before expense reimbursement(5)	3.86	%(6)	3.53%		3.28%		17.53	%(6)
After expense reimbursement(5)	2.85	%(6)	2.69%		2.55%		2.44	%(6)
Ratio of net investment loss to average net assets:
Before expense reimbursement(7)	(3.02	%)(6)	(2.92%)		(2.52%)		(17.04	%)(6)
After expense reimbursement(7)	(2.01	%)(6)	(2.08%)		(1.79%)		(1.95	%)(6)
Portfolio turnover rate(8)	95.98%		159.06%		260.05%		34.06%

(1)	Commencement of share class operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends and interest on short positions were 3.11% and 2.10% respectively, for the six month period ended March 31, 2012, 2.82% and 1.98% respectively, for the year ended September 30, 2011, 2.72% and 1.99% respectively, for the year ended September 30, 2010, and 17.22% and 2.15% respectively, for the period ended September 30, 2009.

(6)	Annualized.
(7)	The net investment loss ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

40 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Financial Highlights

	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31,		September 30,		September 30,		September 30,		September 30,	September 30,
	2012		2011		2010(1)		2009(1)		2008(1)	2007(1)
	(Unaudited)
Per Share Data (2):
Net asset value, beginning of period	$16.14		$16.48		$19.00		$29.28		$19.52	$22.76
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.24	)(4)	(0.43	)(3)	(0.48	)(3)	(0.88	)(4)	0.48 (4)	1.24 (4)
Net realized and unrealized gains (losses) on investments and short positions	(4.22)		0.09		(2.04)		(7.88)		9.76	(3.24)
Total from investment operations	(4.46)		(0.34)		(2.52)		(8.76)		10.24	(2.00)

Less distributions:
From net investment income	––		––		––		(0.04)		(0.48)	(1.24)
From net realized gains	––		––		––		(0.76)		—	—
Return of capital	––		––		––		(0.72)		—	—
Total distributions	––		––		––		(1.52)		(0.48)	(1.24)
Net asset value, end of period	$11.68		$16.14		$16.48		$19.00		$29.28	$19.52

Total return	(27.63%)		(2.06%)		(13.26%)		(32.54%)		53.43%	(8.82%)

Supplemental data and ratios:
Net assets, end of period	$158,250,428		$263,488,083		$196,552,242		$86,244,258		$135,738,825	$76,664,501
Ratio of expenses to average net assets(5)	3.05	%(8)	3.01%		2.72%		3.53%		3.21%	2.86%
Ratio of net investment income (loss) to average net assets(6)	(3.04	%)(8)	(3.01%)		(2.71%)		(2.83%)		2.01%	6.40%
Portfolio turnover rate(7)	0.00%		0.00%		0.00%		0.00%		0.00%	0.00%

(1)	Per share data adjusted for 1:4 reverse split completed as of May 20, 2011.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment loss per share is calculated based on average shares outstanding.
(4)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)
The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.51% for the six months ended March 31, 2012, 1.53% for the year ended September 30, 2011, 1.49% for the year ended for the year ended September 30, 2010, 1.47% for the year ended September 30, 2009, 1.50% for the year ended September 30, 2008, and 1.61% for the year ended September 30, 2007.

(6)	The net investment income (loss) ratios include dividends and interest on short positions.
(7)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(8)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 41

Leuthold Core Investment Fund

Consolidated Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 70.44%
Auto Components - 0.03%
Minth Group, Ltd. (b)	300,000	$347,650

Beverages - 0.06%
Tsingtao Brewery Co., Ltd. (b)	106,000	573,244

Biotechnology - 0.53%
Alexion Pharmaceuticals, Inc. (a)	58,395	5,422,560

Capital Markets - 1.41%
Credit Suisse Group AG - ADR	224,596	6,403,232
Deutsche Bank AG (b)	160,586	7,995,577
		14,398,809

Chemicals - 1.56%
Agrium, Inc. (b)	31,443	2,715,732
CF Industries Holdings, Inc.	29,198	5,333,015
China BlueChemical, Ltd. (b)	3,352,000	2,539,777
Terra Nitrogen Co. LP	21,337	5,355,587
		15,944,111

Commercial Banks - 3.16%
BB&T Corp.	109,601	3,440,375
Chemical Financial Corp.	48,278	1,131,636
Citizens Republic Bancorp,
Inc. (a)	112,923	1,762,728
Fifth Third Bancorp	200,885	2,822,434
First Financial Bancorp	100,103	1,731,782
First Republic Bank (a)	86,708	2,856,161
Huntington Bancshares, Inc.	542,940	3,501,963
International Bancshares Corp.	79,853	1,688,891
KeyCorp	339,170	2,882,945
Old National Bancorp	178,819	2,349,682
PacWest Bancorp	72,136	1,752,905
Susquehanna Bancshares, Inc.	171,277	1,692,217
Umpqua Holdings Corp.	127,226	1,725,185
Webster Financial Corp.	127,215	2,883,964
		32,222,868

	Shares	Fair Value

Computers & Peripherals - 6.39%
Apple Inc. (a)	16,283	$9,761,170
Cray, Inc. (a)	144,303	1,056,298
Dell, Inc. (a)	454,246	7,540,484
Diebold, Inc.	103,876	4,001,304
Electronics for Imaging, Inc. (a)	105,389	1,751,565
EMC Corp. (a)	210,999	6,304,650
Lexmark International,
Inc. - Class A	103,492	3,440,074
QLogic Corp. (a)	160,532	2,851,048
SanDisk Corp. (a)	125,735	6,235,199
Seagate Technology PLC (b)	252,427	6,802,908
Stratasys, Inc. (a)	46,042	1,681,454
Super Micro Computer, Inc. (a)	65,694	1,147,017
Synaptics, Inc. (a)	115,989	4,234,758
Western Digital Corp. (a)	162,932	6,743,755
Xyratex, Ltd. (b)	102,834	1,636,089
		65,187,773

Construction Materials - 0.10%
Semen Gresik Persero
Tbk PT (b)	791,000	1,061,976

Consumer Finance - 2.70%
American Express Co.	71,309	4,125,939
Capital One Financial Corp.	116,229	6,478,604
Cash America International, Inc.	37,058	1,776,190
Discover Financial Services	179,116	5,971,727
Ezcorp, Inc. - Class A (a)	66,256	2,150,339
First Cash Financial
Services, Inc. (a)	59,518	2,552,727
SLM Corp.	157,779	2,486,597
World Acceptance Corp. (a)	32,566	1,994,668
		27,536,791

Distributors - 0.22%
Jardine Cycle & Carriage,
Ltd. (b)	58,000	2,231,304

42 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Diversified Consumer Services - 0.12%
New Oriental Education &
Technology Group - ADR (a)	45,709	$1,255,169
Diversified Financial Services - 1.57%
Bank of America Corp.	723,200	6,921,024
Citigroup, Inc.	249,302	9,111,988
		16,033,012

Electronic Equipment, Instruments
& Components - 0.19%
SYNNEX Corp. (a)	49,973	1,905,970
Food & Staples Retailing - 2.60%
Costco Wholesale Corp.	74,678	6,780,762
CP ALL PCL (b)	1,756,100	3,728,983
Pricesmart, Inc.	58,395	4,251,740
Rite Aid Corp. (a)	1,963,533	3,416,548
Wal-Mart Stores, Inc.	136,442	8,350,250
		26,528,283

Food Products - 0.51%
Golden Agri-Resources,
Ltd. (b)	7,329,000	4,579,644
Uni-President China Holdings,
Ltd. (b)	901,000	633,299
		5,212,943

Health Care Equipment & Supplies - 0.56%
Mindray Medical International,
Ltd. - ADR	89,215	2,941,418
Shandong Weigao Group Medical
Polymer Co., Ltd. (b)	1,068,000	1,224,156
Supermax Corp. Bhd (b)	1,620,700	995,101
Top Glove Corp. Bhd (b)	400,100	589,634
		5,750,309

	Shares	Fair Value

Health Care Providers & Services - 6.02%
Aetna, Inc.	129,704	$6,505,953
AMERIGROUP Corp. (a)	47,449	3,192,369
Centene Corp. (a)	53,342	2,612,158
CIGNA Corp.	58,595	2,885,804
Coventry Health Care, Inc.	165,141	5,874,065
Health Net, Inc. (a)	116,229	4,616,616
Humana, Inc.	103,876	9,606,453
Magellan Health Services,
Inc. (a)	61,203	2,987,318
Shanghai Pharmaceuticals
Holding Co., Ltd. (a)(b)	548,100	878,822
Sinopharm Group Co., Ltd. (b)	302,400	845,989
UnitedHealth Group, Inc.	159,263	9,386,961
WellCare Health Plans, Inc. (a)	80,855	5,811,857
WellPoint, Inc.	84,244	6,217,207
		61,421,572

Health Care Technology - 0.76%
Cerner Corp. (a)	101,630	7,740,141
Hotels, Restaurants & Leisure - 0.21%
Gourmet Master Co., Ltd. (b)	260,400	2,163,248
Household Durables - 0.15%
Woongjin Coway Co., Ltd. (b)	46,990	1,562,441
Internet & Catalog Retail - 0.14%
GS Home Shopping, Inc. (b)	13,933	1,385,560
Internet Software & Services - 1.05%
Baidu, Inc. - ADR (a)	50,057	7,296,809
Daum Communications
Corp. (b)	10,182	1,069,420
Netease.com - ADR (a)	22,934	1,332,465
Tencent Holdings, Ltd. (b)	37,400	1,044,002
		10,742,696

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 43

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

IT Services - 3.56%
Alliance Data Systems Corp. (a)	20,775	$2,616,819
Cardtronics, Inc. (a)	90,400	2,373,000
Convergys Corp. (a)	162,271	2,166,318
DST Systems, Inc.	44,358	2,405,534
Fiserv, Inc. (a)	53,903	3,740,329
Global Payments, Inc.	60,080	2,853,800
Jack Henry & Associates, Inc.	82,539	2,816,231
Mastercard, Inc. - Class A	10,668	4,486,321
NeuStar, Inc. - Class A (a)	66,817	2,488,933
Total System Services, Inc.	107,245	2,474,142
Visa, Inc. - Class A	39,866	4,704,188
Western Union Co.	182,485	3,211,736
		36,337,351

Machinery - 4.72%
AGCO Corp. (a)	75,240	3,552,080
Cascade Corp.	19,652	984,958
Caterpillar, Inc.	30,882	3,289,551
CNH Global NV (a)(b)	62,325	2,474,303
Cummins, Inc.	40,989	4,920,320
Deere & Co.	37,620	3,043,458
Joy Global, Inc.	43,235	3,177,772
NACCO Industries, Inc. -
Class A	17,406	2,025,536
Oshkosh Corp. (a)	132,512	3,070,303
Sauer-Danfoss, Inc. (a)	36,497	1,715,359
Toro Co.	43,796	3,114,334
United Tractors Tbk PT (b)	2,091,000	7,560,279
WABCO Holdings, Inc. (a)	75,801	4,584,444
Weichai Power Co., Ltd. (b)	987,000	4,621,497
		48,134,194

	Shares	Fair Value

Media - 0.88%
BEC World PCL (b)	2,242,200	$3,703,343
Cheil Worldwide, Inc. (b)	118,664	1,899,374
Global Mediacom Tbk PT (b)	3,203,500	561,202
Lopez Holdings Corp. (b)	1,626,400	208,085
MCOT PCL (b)	312,600	288,636
Media Nusantara Citra
Tbk PT (b)	9,967,000	2,051,598
Media Prima Bhd (b)	223,200	194,559
Star Publications Malaysia
Bhd (b)	89,799	96,335
		9,003,132

Metals & Mining - 2.28%
Allegheny Technologies, Inc.	29,198	1,202,082
Cliffs Natural Resources, Inc.	58,957	4,083,362
POSCO - ADR	43,184	3,614,501
Reliance Steel & Aluminum Co.	84,224	4,756,971
Schnitzer Steel Industries,
Inc. - Class A	56,149	2,240,064
Steel Dynamics, Inc.	81,978	1,191,960
Vale SA - ADR	156,094	3,641,673
Worthington Industries, Inc.	130,266	2,498,502
		23,229,115

Multiline Retail - 3.84%
Big Lots, Inc. (a)	102,191	4,396,257
Dollar General Corp. (a)	90,400	4,176,480
Dollar Tree, Inc. (a)	56,711	5,358,622
Family Dollar Stores, Inc.	52,780	3,339,919
Golden Eagle Retail Group,
Ltd. (b)	1,125,000	2,881,857
Macy's, Inc.	302,082	12,001,718
New World Department Store
China, Ltd. (b)	837,000	542,230
Parkson Holdings Bhd (b)	471,282	826,015
Target Corp.	97,138	5,660,231
		39,183,329

44 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value
Office Electronics - 0.97%
Canon, Inc. - ADR	74,678	$3,559,153
Xerox Corp.	557,560	4,505,085
Zebra Technologies Corp. -
Class A (a)	45,481	1,872,908
		9,937,146

Oil, Gas & Consumable Fuels - 5.62%
Banpu PCL (b)	285,200	5,615,642
BP PLC - ADR	84,785	3,815,325
Chevron Corp.	30,882	3,311,786
China Petroleum & Chemical
Corp. - ADR	29,759	3,235,398
ConocoPhillips	44,919	3,414,293
CVR Energy, Inc. (a)	83,662	2,237,958
Delek US Holdings, Inc.	134,758	2,090,097
Exxon Mobil Corp.	38,743	3,360,180
HollyFrontier Corp.	87,031	2,798,047
Marathon Petroleum Corp.	60,080	2,605,069
PetroChina Co., Ltd. - ADR	22,460	3,156,304
Royal Dutch Shell PLC - ADR	54,465	3,819,630
Sasol, Ltd. - ADR	33,128	1,611,346
Statoil ASA - ADR	144,303	3,912,054
Tesoro Corp. (a)	106,683	2,863,372
Total SA - ADR	60,080	3,071,290
Valero Energy Corp.	113,983	2,937,342
Western Refining, Inc.	80,855	1,521,691
World Fuel Services Corp.	48,288	1,979,808
		57,356,632

Personal Products - 0.24%
Amorepacific Corp. (b)	2,291	2,424,349

	Shares	Fair Value

Pharmaceuticals - 4.93%
AstraZeneca PLC - ADR	56,149	$2,498,069
Bristol-Myers Squibb Co.	192,591	6,499,946
Celltrion, Inc. (b)	28,330	924,776
China Pharmaceutical Group,
Ltd. (b)	814,000	186,513
China Shineway Pharmaceutical
Group, Ltd. (b)	374,000	568,859
Eli Lilly & Co.	142,057	5,720,636
Jazz Pharmaceuticals PLC (a)(b)	76,924	3,728,506
Kalbe Farma Tbk PT (b)	710,000	276,187
Medicines Co. (a)	103,876	2,084,791
Medicis Pharmaceutical
Corp. - Class A	64,571	2,427,224
Merck & Co., Inc.	148,234	5,692,186
Novartis AG - ADR	58,395	3,235,667
Pfizer, Inc.	291,414	6,603,441
Sino Biopharmaceutical (b)	324,000	86,829
Tong Ren Tang Technologies
Co., Ltd. (b)	359,000	476,612
United Laboratories International
Holdings, Ltd. (b)	722,000	359,278
ViroPharma, Inc. (a)	129,704	3,900,199
Watson Pharmaceuticals,
Inc. (a)	74,678	5,007,907
		50,277,626

Real Estate Investment Trusts (REITs) - 5.32%
American Campus Communities,
Inc.	98,261	4,394,232
Apartment Investment & Management
Co. - Class A	212,805	5,620,180
BioMed Realty Trust, Inc.	160,586	3,047,922
Entertainment Properties Trust	65,133	3,020,869
Equity One, Inc.	173,501	3,508,190
HCP, Inc.	151,041	5,960,078

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 45

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Real Estate Investment Trusts (REITs)
- 5.32% (continued)
Home Properties, Inc.	67,940	$4,145,019
Liberty Property Trust	122,966	4,392,345
Mack-Cali Realty Corp.	108,929	3,139,334
Plum Creek Timber Co, Inc.	133,073	5,530,514
Realty Income Corp.	87,031	3,370,711
Regency Centers Corp.	102,191	4,545,456
Weingarten Realty Investors	134,758	3,561,654
		54,236,504

Road & Rail - 2.89%
Canadian National Railway
Co. (b)	55,026	4,370,715
CSX Corp.	297,029	6,392,064
Genesee & Wyoming, Inc. -
Class A (a)	43,796	2,390,386
Kansas City Southern (a)	55,588	3,985,104
Norfolk Southern Corp.	87,593	5,766,247
Union Pacific Corp.	61,203	6,578,098
		29,482,614

Semiconductors & Semiconductor
Equipment - 0.42%
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR	155,136	2,370,478
United Microelectronics
Corp. - ADR	771,875	1,891,094
		4,261,572

Textiles, Apparel & Luxury Goods - 0.26%
361 Degrees International,
Ltd. (b)	1,301,000	395,454
Pou Chen Corp. (b)	2,535,000	2,207,649
		2,603,103

	Shares	Fair Value

Tobacco - 3.76%
Altria Group, Inc.	207,190	$6,395,955
British American Tobacco
PLC - ADR	58,395	5,910,742
Lorillard, Inc.	56,711	7,342,940
Philip Morris International, Inc.	106,683	9,453,181
Reynolds American, Inc.	131,389	5,444,760
Universal Corp.	81,978	3,820,175
		38,367,753

Transportation Infrastructure - 0.47%
Jasa Marga PT (b)	4,246,000	2,395,405
Zhejiang Expressway Co.,
Ltd. (b)	3,250,000	2,429,526
		4,824,931

Water Utilities - 0.16%
Guangdong Investment,
Ltd. (b)	2,354,000	1,643,043

Wireless Telecommunication Services - 0.08%
Globe Telecom, Inc. (b)	30,840	814,864
TOTAL COMMON STOCKS
(Cost $627,643,821)		$718,745,688

PREFERRED STOCKS - 0.48%
Food & Staples Retailing - 0.32%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar - ADR	68,502	$3,262,065

Metals & Mining - 0.16%
Gerdau SA - ADR	170,132	1,638,371
TOTAL PREFERRED STOCKS
(Cost $4,300,790)		$4,900,436

46 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

INVESTMENT COMPANIES - 13.53%
Exchange Traded Funds - 13.53%
iShares Barclays Aggregate
Bond Fund	303,205	$33,307,069
iShares Barclays Intermediate Credit
Bond Fund	85,637	9,321,588
iShares iBoxx $ High Yield Corporate
Bond Fund	111,175	10,099,137
iShares iBoxx Investment Grade
Corporate Bond Fund	186,736	21,605,355
iShares JPMorgan USD Emerging
Markets Bond Fund	176,870	19,935,018
SPDR Barclays Capital High
Yield Bond ETF	255,478	10,058,169
Vanguard Total Bond
Market ETF	278,499	23,193,397
WisdomTree Emerging Markets
Local Debt Fund	203,260	10,547,161

TOTAL INVESTMENT COMPANIES
(Cost $136,313,279)		$138,066,894

	Troy Ounces	Fair Value

PRECIOUS METALS - 3.59%
Gold Bullion (a)	22,028	$36,598,641
TOTAL PRECIOUS METALS
(Cost $19,884,088)		$36,598,641

	Principal
	Amount	Fair Value

CORPORATE BONDS - 4.61%
Beverages - 0.21%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$2,036,000	$2,115,799

Capital Markets - 0.52%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,540,000	2,739,720
Morgan Stanley
5.300%, 03/01/2013	2,530,000	2,602,211
		5,341,931

Chemicals - 0.20%
Dow Chemical Co.
7.600%, 05/15/2014	1,823,000	2,064,214

Diversified Financial Services - 0.71%
Citigroup, Inc.
5.500%, 04/11/2013	2,540,000	2,635,882
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	1,880,000	2,075,909
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,500,000	2,577,160
		7,288,951

Diversified Telecommunication Services - 0.41%
AT&T, Inc.
5.100%, 09/15/2014	2,368,000	2,606,484
Cellco Partnership / Verizon Wireless
Capital LLC
5.550%, 02/01/2014	1,450,000	1,568,224
		4,174,708

Electric Utilities - 0.36%
Duke Energy Corp.
3.950%, 09/15/2014	1,470,000	1,573,535
Exelon Corp.
4.900%, 06/15/2015	1,932,000	2,107,397
		3,680,932

Industrial Conglomerates - 0.27%
General Electric Co.
5.250%, 12/06/2017	2,355,000	2,723,473

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 47

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Fair Value

Media - 0.45%
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
7.625%, 05/15/2016	$1,946,000	$2,038,435
Time Warner Cable, Inc.
8.250%, 04/01/2019	2,028,000	2,593,613
		4,632,048

Metals & Mining - 0.20%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,629,000	2,091,196

Oil, Gas & Consumable Fuels - 0.55%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,856,000	2,139,777
Enterprise Products Operating, LP
5.600%, 10/15/2014	1,200,000	1,325,251
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,861,000	2,104,791
		5,569,819

Pharmaceuticals - 0.15%
Hospira, Inc.
6.050%, 03/30/2017	1,336,000	1,487,345

Semiconductors & Semiconductor
Equipment - 0.16%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,351,000	1,610,804

Tobacco - 0.21%
Altria Group, Inc.
9.700%, 11/10/2018	1,589,000	2,159,175

Wireless Telecommunication Services - 0.21%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,902,000	2,094,821
TOTAL CORPORATE BONDS
(Cost $46,364,210)		$47,035,216

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.72%
Money Market Funds - 3.72%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.01% (c)	37,927,468	$37,927,468
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,927,468)		$37,927,468

Total Investments
(Cost $872,433,656) - 96.37%		$983,274,343
Other Assets in Excess of
Liabilities - 3.63% (d)		37,015,860
TOTAL NET ASSETS - 100.00%		$1,020,290,203

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

48 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Securities Sold Short - (a)
March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 3.29%
Aerospace & Defense - 0.01%
DigitalGlobe, Inc.	7,826	$104,399

Building Products - 0.05%
USG Corp.	32,066	551,535

Capital Markets - 0.19%
Blackstone Group LP	35,940	572,884
Goldman Sachs Group, Inc.	5,717	711,023
Lazard, Ltd. - Class A (b)	21,329	609,156
		1,893,063

Commercial Services & Supplies - 0.05%
Geo Group, Inc.	11,584	220,212
Ritchie Bros Auctioneers, Inc. (b)	10,962	260,457
		480,669

Communications Equipment - 0.29%
Acme Packet, Inc.	17,701	487,132
Aruba Networks, Inc.	25,272	563,060
Ciena Corp.	36,260	587,049
JDS Uniphase Corp.	47,452	687,579
Riverbed Technology, Inc.	21,119	593,022
		2,917,842

Computers & Peripherals - 0.06%
NetApp, Inc.	14,327	641,420

Construction & Engineering - 0.04%
MasTec, Inc.	21,896	396,099

Construction Materials - 0.12%
Cemex SAB de CV - ADR	79,686	618,362
Martin Marietta Materials, Inc.	6,820	583,997
		1,202,359

Containers & Packaging - 0.12%
Crown Holdings, Inc.	16,867	621,212
Sealed Air Corp.	31,117	600,869
		1,222,081

	Shares	Fair Value

Diversified Telecommunication Services - 0.06%
CenturyLink, Inc.	15,987	$617,898

Electrical Equipment - 0.02%
II-VI, Inc.	8,816	208,498

Electronic Equipment, Instruments
& Components - 0.12%
AU Optronics Corp. - ADR	82,019	374,006
IPG Photonics Corp.	11,575	602,479
LG Display Co., Ltd. - ADR	19,735	232,281
		1,208,766

Energy Equipment & Services - 0.16%
Dril-Quip, Inc.	8,051	523,476
McDermott International, Inc.	44,747	573,209
Tidewater, Inc.	10,472	565,698
		1,662,383

Gas Utilities - 0.06%
AGL Resources, Inc.	15,833	620,970

Health Care Equipment & Supplies - 0.12%
Gen-Probe, Inc.	8,943	593,905
NxStage Medical, Inc.	9,603	185,050
Volcano Corp.	14,113	400,103
		1,179,058

Health Care Providers & Services - 0.02%
Brookdale Senior Living, Inc.	12,869	240,908

Hotels, Restaurants & Leisure - 0.21%
Arcos Dorados Holdings, Inc. -
Class A (b)	18,195	329,148
Dunkin’ Brands Group, Inc.	13,968	420,576
Gaylord Entertainment Co.	7,235	222,838
Home Inns & Hotels Management,
Inc. - ADR	13,632	347,752
Marriott International, Inc. -
Class A	17,036	644,813
Vail Resorts, Inc.	4,634	200,420
		2,165,547

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 49

Leuthold Core Investment Fund

Consolidated Schedule of Securities Sold Short - (a) (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Household Durables - 0.13%
MDC Holdings, Inc.	21,840	$563,254
NVR, Inc.	474	344,280
Sony Corp. - ADR	22,320	463,586
		1,371,120

Independent Power Producers &
Energy Traders - 0.06%
Calpine Corp.	34,299	590,286

Industrial Conglomerates - 0.06%
Koninklijke Philips Electronics
N.V. - NYS	29,280	595,848

Insurance - 0.14%
China Life Insurance Co.,
Ltd. - ADR	14,423	560,622
First American Financial Corp.	13,590	226,002
Manulife Financial Corp. (b)	48,156	652,514
		1,439,138

Internet & Catalog Retail - 0.19%
Amazon.com, Inc.	3,322	672,738
Netflix, Inc.	5,504	633,180
Shutterfly, Inc.	18,853	590,665
		1,896,583

Internet Software & Services - 0.16%
LinkedIn Corp. - Class A	6,642	677,418
LogMeIn, Inc.	4,831	170,196
Sina Corp. (b)	7,957	517,205
WebMD Health Corp.	8,306	212,467
		1,577,286

IT Services - 0.04%
ServiceSource International, Inc.	24,899	385,437

Life Sciences Tools & Services - 0.02%
PAREXEL International Corp.	8,103	218,538

	Shares	Fair Value

Marine - 0.02%
Alexander & Baldwin, Inc.	4,387	$212,550

Media - 0.23%
Imax Corp. (b)	24,164	590,568
Liberty Global, Inc. - Class A	10,468	524,237
Thomson Reuters Corp.	21,170	611,813
Virgin Media, Inc.	25,172	628,797
		2,355,415

Oil, Gas & Consumable Fuels - 0.08%
Inergy LP	9,790	160,262
InterOil Corp. (b)	8,840	454,464
Teekay Corp. (b)	7,101	246,760
		861,486

Paper & Forest Products - 0.06%
Louisiana-Pacific Corp.	66,690	623,551

Real Estate Investment Trusts (REITs) - 0.02%
Corporate Office Properties Trust	10,807	250,830

Semiconductors & Semiconductor
Equipment - 0.16%
Amkor Technology, Inc.	33,997	208,912
Cavium, Inc.	18,443	570,626
Cree, Inc.	21,131	668,374
Microsemi Corp.	9,644	206,767
		1,654,679

Software - 0.12%
Ariba Inc.	12,438	406,847
Salesforce.com, Inc.	3,969	613,250
Take-Two Interactive Software,
Inc.	14,494	222,990
		1,243,087

Textiles, Apparel & Luxury Goods - 0.04%
Gildan Activewear, Inc. (b)	14,872	409,724

50 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Securities Sold Short - (a) (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Thrifts & Mortgage Finance - 0.06%
MGIC Investment Corp.	120,177	$596,078
TOTAL COMMON STOCKS
(Proceeds $32,364,751)		$33,595,131

PREFERRED STOCKS - 0.01%
Airlines - 0.01%
Gol Linhas Aereas Inteligentes
SA - ADR	23,874	$160,672
TOTAL PREFERRED STOCKS
(Proceeds $197,690)		$160,672

INVESTMENT COMPANIES - 0.28%
Exchange Traded Funds - 0.28%
SPDR Dow Jones Industrial Average
ETF Trust	21,372	$2,816,616
TOTAL INVESTMENT COMPANIES
(Proceeds $2,529,840)		$2,816,616

TOTAL SECURITIES SOLD SHORT
(Proceeds $35,092,281) - 3.58%		$36,572,419

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 51

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 71.42%
Aerospace & Defense - 0.44%
Hexcel Corp. (a)	48,764	$1,170,824
Raytheon Co.	49,344	2,604,376
		3,775,200

Airlines - 0.29%
Alaska Air Group, Inc. (a)	69,662	2,495,293

Auto Components - 0.69%
Autoliv, Inc. (b)	41,217	2,763,600
Cooper Tire & Rubber Co.	190,991	2,906,883
Minth Group, Ltd. (b)	256,000	296,661
		5,967,144

Beverages - 0.62%
Molson Coors Brewing Co. -
Class B	106,815	4,833,379
Tsingtao Brewery Co., Ltd. (b)	90,000	486,716
		5,320,095

Biotechnology - 1.72%
Biogen Idec, Inc. (a)	40,056	5,045,854
Celgene Corp. (a)	63,857	4,950,195
Human Genome Sciences,
Inc. (a)	152,096	1,253,271
PDL BioPharma, Inc.	236,852	1,504,010
Vertex Pharmaceuticals, Inc. (a)	48,764	1,999,812
		14,753,142

Capital Markets - 1.02%
Ameriprise Financial, Inc.	45,861	2,620,039
Bank of New York Mellon Corp.	107,396	2,591,466
Janus Capital Group, Inc.	177,058	1,577,587
KKR & Co. LP	132,939	1,971,485
		8,760,577

	Shares	Fair Value

Chemicals - 2.17%
Celanese Corp.	105,654	$4,879,102
CF Industries Holdings, Inc.	9,246	1,688,782
China BlueChemical, Ltd. (b)	2,852,000	2,160,932
FMC Corp.	24,382	2,581,079
Huntsman Corp.	100,430	1,407,024
LyondellBasell Industries NV -
Class A (b)	108,257	4,725,418
NewMarket Corp.	6,315	1,183,431
		18,625,768

Commercial Banks - 2.03%
Canadian Imperial Bank of
Commerce (b)	42,378	3,241,493
KeyCorp	440,033	3,740,280
M&T Bank Corp.	37,153	3,227,853
PNC Financial Services
Group, Inc.	38,314	2,470,870
Wells Fargo & Co.	141,066	4,815,993
		17,496,489

Commercial Services & Supplies - 0.14%
Avery Dennison Corp.	38,895	1,171,906

Communications Equipment - 0.47%
Cisco Systems, Inc.	135,261	2,860,770
Nokia OYJ - ADR	219,436	1,204,704
		4,065,474

Computers & Peripherals - 3.95%
Apple Inc. (a)	9,869	5,916,169
Dell, Inc. (a)	271,102	4,500,293
Hewlett-Packard Co.	98,688	2,351,735
SanDisk Corp. (a)	87,078	4,318,198
Seagate Technology PLC (b)	436,550	11,765,023
Western Digital Corp. (a)	123,650	5,117,874
		33,969,292

52 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Construction & Engineering - 0.31%
KBR, Inc.	76,048	$2,703,506

Construction Materials - 0.11%
Semen Gresik Persero
Tbk PT (b)	673,000	903,552

Consumer Finance - 0.76%
Discover Financial Services	196,215	6,541,808

Distributors - 0.50%
Genuine Parts Co.	38,314	2,404,204
Jardine Cycle & Carriage, Ltd. (b)	49,000	1,885,067
		4,289,271

Diversified Consumer Services - 0.31%
DeVry, Inc.	48,183	1,631,958
New Oriental Education & Technology
Group - ADR (a)	38,903	1,068,277
		2,700,235

Diversified Telecommunication Services - 0.87%
Verizon Communications, Inc.	196,215	7,501,299

Electric Utilities - 0.82%
American Electric Power Co., Inc.	63,857	2,463,603
PPL Corp.	161,965	4,577,131
		7,040,734

Electronic Equipment, Instruments
& Components - 0.88%
Arrow Electronics, Inc. (a)	88,819	3,727,733
Corning, Inc.	274,585	3,866,157
		7,593,890

Energy Equipment & Services - 0.81%
Ensco PLC - ADR	44,119	2,335,219
Seadrill, Ltd. (b)	64,438	2,417,069
Transocean, Ltd. (b)	40,636	2,222,789
		6,975,077

	Shares	Fair Value

Food & Staples Retailing - 1.06%
Casey’s General Stores, Inc.	23,221	$1,287,837
CP ALL PCL (b)	1,555,300	3,302,595
Wal-Mart Stores, Inc.	73,726	4,512,031
		9,102,463
Food Products - 2.12%
Archer-Daniels-Midland Co.	113,782	3,602,338
Bunge, Ltd. (b)	35,992	2,463,293
ConAgra Foods, Inc.	167,770	4,405,640
Golden Agri-Resources,Ltd. (b)	6,237,000	3,897,290
Smithfield Foods, Inc. (a)	149,774	3,299,521
Uni-President China Holdings,
Ltd. (b)	767,000	539,113
		18,207,195
Health Care Equipment & Supplies - 1.45%
Medtronic, Inc.	121,909	4,777,614
Mindray Medical International,
Ltd. - ADR	75,931	2,503,445
Shandong Weigao Group Medical
Polymer Co., Ltd. (b)	908,000	1,040,761
Supermax Corp. Bhd (b)	1,379,400	846,944
Top Glove Corp. Bhd (b)	340,500	501,801
Zimmer Holdings, Inc. (a)	43,539	2,798,687
		12,469,252
Health Care Providers & Services - 4.32%
Aetna, Inc.	185,185	9,288,880
AmerisourceBergen Corp.	105,074	4,169,336
Coventry Health Care, Inc.	70,243	2,498,543
Humana, Inc.	57,471	5,314,918
Omnicare, Inc.	106,815	3,799,410
Shanghai Pharmaceuticals Holding
Co., Ltd. (a)(b)	466,500	747,985
Sinopharm Group Co., Ltd. (b)	257,200	719,538
UnitedHealth Group, Inc.	44,700	2,634,618
WellCare Health Plans, Inc. (a)	48,183	3,463,394
WellPoint, Inc.	61,535	4,541,283
		37,177,905

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 53

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Hotels, Restaurants & Leisure - 0.25%
Gourmet Master Co., Ltd. (b)	258,300	$2,145,803

Household Durables - 0.16%
Woongjin Coway Co., Ltd. (b)	39,990	1,329,687

Industrial Conglomerates - 0.48%
General Electric Co.	119,006	2,388,451
Siemens AG - ADR	16,835	1,697,641
		4,086,092

Insurance - 1.60%
Assurant, Inc.	123,070	4,984,335
Assured Guaranty Ltd (b)	142,808	2,359,188
Fidelity National Financial,
Inc. - Class A	102,752	1,852,619
Sun Life Financial, Inc. (b)	194,474	4,607,089
		13,803,231

Internet & Catalog Retail - 0.14%
GS Home Shopping, Inc. (b)	11,858	1,179,213

Internet Software & Services - 1.74%
Baidu, Inc. - ADR (a)	42,604	6,210,385
Daum Communications Corp. (b)	8,666	910,194
Netease.com - ADR (a)	119,368	6,935,281
Tencent Holdings, Ltd. (b)	31,800	887,680
		14,943,540

IT Services - 1.65%
Amdocs Ltd. (a)	77,789	2,456,577
International Business Machines
Corp.	12,133	2,531,550
Mastercard, Inc. - Class A	13,242	5,568,791
Visa, Inc. - Class A	30,767	3,630,506
		14,187,424

Leisure Equipment & Products - 0.35%
Hasbro, Inc.	83,014	3,048,274

	Shares	Fair Value

Machinery - 3.20%
Caterpillar, Inc.	23,221	$2,473,501
Cummins, Inc.	38,940	4,674,358
Eaton Corp.	99,269	4,946,574
Oshkosh Corp. (a)	52,247	1,210,563
Sauer-Danfoss, Inc. (a)	22,060	1,036,820
United Tractors Tbk PT (b)	1,779,500	6,434,010
Wabtec Corp.	37,734	2,844,012
Weichai Power Co., Ltd. (b)	840,000	3,933,189
		27,553,027

Media - 0.90%
BEC World PCL (b)	1,953,100	3,225,849
Cheil Worldwide, Inc. (b)	100,995	1,616,559
Global Mediacom Tbk PT (b)	2,726,500	477,639
Lopez Holdings Corp. (b)	1,384,200	177,097
MCOT PCL (b)	302,700	279,495
Media Nusantara Citra
Tbk PT (b)	8,483,000	1,746,133
Media Prima Bhd (b)	190,000	165,619
Star Publications Malaysia
Bhd (b)	76,401	81,962
		7,770,353

Metals & Mining - 1.80%
Alcoa, Inc.	331,476	3,321,389
ArcelorMittal - NYS	83,595	1,599,172
POSCO - ADR	17,160	1,436,292
Reliance Steel & Aluminum Co.	65,018	3,672,217
Steel Dynamics, Inc.	162,545	2,363,404
Thompson Creek Metals
Co., Inc. (a)	225,155	1,522,048
Vale SA - ADR	67,921	1,584,597
		15,499,119

54 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Multiline Retail - 0.75%
Golden Eagle Retail Group,
Ltd. (b)	957,000	$2,451,500
JC Penney Co., Inc.	80,112	2,838,368
New World Department
Store China, Ltd. (b)	713,000	461,899
Parkson Holdings Bhd (b)	401,125	703,051
		6,454,818

Multi-Utilities - 0.69%
Alliant Energy Corp.	137,002	5,934,927

Office Electronics - 0.13%
Canon, Inc. - ADR	23,221	1,106,713

Oil, Gas & Consumable Fuels - 6.61%
Banpu PCL (b)	252,600	4,973,742
Chevron Corp.	95,205	10,209,784
China Petroleum & Chemical
Corp. - ADR	29,026	3,155,707
ConocoPhillips	128,295	9,751,703
Devon Energy Corp.	45,280	3,220,313
Encana Corp. (b)	167,770	3,296,680
EQT Corp.	91,722	4,421,918
Gulfport Energy Corp. (a)	76,048	2,214,518
Peabody Energy Corp.	55,730	1,613,941
PetroChina Co., Ltd. - ADR	24,962	3,507,910
Petroleo Brasileiro SA - ADR	89,980	2,389,869
Royal Dutch Shell PLC - ADR	65,599	4,600,458
Sasol, Ltd. - ADR	22,779	1,107,970
Stone Energy Corp. (a)	46,441	1,327,748
W&T Offshore, Inc.	52,247	1,101,367
		56,893,628

Personal Products - 1.15%
Amorepacific Corp. (b)	1,950	2,063,501
Avon Products, Inc.	185,185	3,585,182
Herbalife, Ltd. (b)	62,115	4,274,754
		9,923,437

	Shares	Fair Value

Pharmaceuticals - 4.29%
Celltrion, Inc. (b)	24,111	$787,055
China Pharmaceutical Group,
Ltd. (b)	694,000	159,017
China Shineway Pharmaceutical
Group, Ltd. (b)	318,000	483,682
Eli Lilly & Co.	145,130	5,844,385
Forest Laboratories, Inc. (a)	100,430	3,483,917
Jazz Pharmaceuticals PLC (a)(b)	90,561	4,389,492
Kalbe Farma Tbk PT (b)	604,000	234,954
Merck & Co., Inc.	127,714	4,904,217
Pfizer, Inc.	441,195	9,997,479
Shire PLC - ADR	37,153	3,520,247
Sino Biopharmaceutical (b)	276,000	73,965
Teva Pharmaceutical Industries,
Ltd. - ADR	52,247	2,354,250
Tong Ren Tang Technologies
Co., Ltd. (b)	305,000	404,921
United Laboratories International
Holdings, Ltd. (b)	614,000	305,535
		36,943,116

Professional Services - 0.25%
Manpower, Inc.	45,280	2,144,914

Real Estate Investment Trusts (REITs) - 5.31%
American Campus Communities,
Inc.	83,014	3,712,386
Apartment Investment & Management
Co. - Class A	178,800	4,722,108
BioMed Realty Trust, Inc.	135,261	2,567,254
Entertainment Properties Trust	54,569	2,530,910
Equity One, Inc.	146,291	2,958,004
HCP, Inc.	127,134	5,016,708
Home Properties, Inc.	57,471	3,506,306
Liberty Property Trust	103,913	3,711,772
Mack-Cali Realty Corp.	91,722	2,643,428

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 55

Leuthold Asset Allocation Fund

Consolidated Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Real Estate Investment Trusts (REITs) - 5.31%
(continued)
Plum Creek Timber Co, Inc.	112,040	$4,656,382
Realty Income Corp.	73,145	2,832,906
Regency Centers Corp.	86,497	3,847,387
Weingarten Realty Investors	113,782	3,007,258
		45,712,809

Road & Rail - 1.83%
Kansas City Southern (a)	31,348	2,247,338
Landstar System, Inc.	22,060	1,273,303
Norfolk Southern Corp.	62,696	4,127,278
Old Dominion Freight Line,
Inc. (a)	80,692	3,846,588
Union Pacific Corp.	39,475	4,242,773
		15,737,280

Semiconductors & Semiconductor
Equipment - 2.23%
Applied Materials, Inc.	370,951	4,614,631
Brooks Automation, Inc.	243,818	3,006,276
Intel Corp.	88,819	2,496,702
Intersil Corp. - Class A	145,130	1,625,456
ON Semiconductor Corp. (a)	156,159	1,406,993
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR	132,037	2,017,525
TriQuint Semiconductor,
Inc. (a)	348,311	2,401,604
United Microelectronics
Corp. - ADR	656,943	1,609,510
		19,178,697

Software - 2.57%
Activision Blizzard, Inc.	552,073	7,077,576
Check Point Software Technologies,
Ltd. (a)(b)	83,595	5,336,705
Microsoft Corp.	300,128	9,679,128
		22,093,409

	Shares	Fair Value

Specialty Retail - 1.48%
Best Buy Co., Inc.	73,998	$1,752,273
DSW, Inc. - Class A	23,221	1,271,814
Foot Locker, Inc.	157,321	4,884,817
Men’s Wearhouse, Inc.	75,467	2,925,855
Staples, Inc.	114,943	1,859,778
		12,694,537

Textiles, Apparel & Luxury Goods - 0.29%
361 Degrees International,
Ltd. (b)	1,107,000	336,486
Pou Chen Corp. (b)	2,520,000	2,194,586
		2,531,072

Thrifts & Mortgage Finance - 0.30%
New York Community Bancorp,
Inc.	186,346	2,592,073

Tobacco - 1.70%
British American Tobacco
PLC - ADR	37,153	3,760,627
Lorillard, Inc.	27,284	3,532,732
Philip Morris International, Inc.	44,119	3,909,385
Reynolds American, Inc.	81,853	3,391,988
		14,594,732

Transportation Infrastructure - 0.48%
Jasa Marga PT (b)	3,613,500	2,038,577
Zhejiang Expressway
Co., Ltd. (b)	2,767,000	2,068,461
		4,107,038

Water Utilities - 0.16%
Guangdong Investment,
Ltd. (b)	2,004,000	1,398,750

56 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund Consolidated Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Wireless Telecommunication Services - 1.07%
China Mobile, Ltd. - ADR	43,539	$2,398,128
Globe Telecom, Inc. (b)	26,250	693,585
NII Holdings, Inc. (a)	93,463	1,711,308
Vodafone Group PLC - ADR	159,062	4,401,246
		9,204,267

TOTAL COMMON STOCKS
(Cost $517,785,312)		$614,398,547

INVESTMENT COMPANIES - 13.70%
Exchange Traded Funds - 13.70%
iShares Barclays Aggregate
Bond Fund	256,589	$28,186,302
iShares Barclays Intermediate
Credit Bond Fund	76,254	8,300,248
iShares iBoxx $High Yield
Corporate Bond Fund	94,044	8,542,957
iShares iBoxx Investment Grade
Corporate Bond Fund	166,447	19,257,918
iShares JPMorgan USD Emerging
Markets Bond Fund	149,774	16,881,027
SPDR Barclays Capital High
Yield Bond ETF	216,533	8,524,904
Vanguard Total Bond Market
ETF	233,949	19,483,273
WisdomTree Emerging Markets
Local Debt Fund	167,189	8,675,437

TOTAL INVESTMENT COMPANIES
(Cost $116,261,960)		$117,852,066

	Troy Ounces	Fair Value

PRECIOUS METALS - 3.74%
Gold Bullion (a)	19,394	$32,222,355
TOTAL PRECIOUS METALS
(Cost $17,386,824)		$32,222,355

	Principal
	Amount	Fair Value

CORPORATE BONDS - 4.79%
Beverages - 0.22%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$1,783,000	$1,852,883

Capital Markets - 0.55%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,224,000	2,398,873
Morgan Stanley
5.300%, 03/01/2013	2,215,000	2,278,220
		4,677,093

Chemicals - 0.21%
Dow Chemical Co.
7.600%, 05/15/2014	1,596,000	1,807,178

Diversified Financial Services - 0.74%
Citigroup, Inc.
5.500%, 04/11/2013	2,224,000	2,307,954
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	1,646,000	1,817,525
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,189,000	2,256,561
		6,382,040

Diversified Telecommunication Services - 0.43%
AT&T, Inc.
5.100%, 09/15/2014	2,073,000	2,281,774
Cellco Partnership / Verizon Wireless
Capital LLC
5.550%, 02/01/2014	1,270,000	1,373,548
		3,655,322

Electric Utilities - 0.37%
Duke Energy Corp.
3.950%, 09/15/2014	1,287,000	1,377,646
Exelon Corp.
4.900%, 06/15/2015	1,692,000	1,845,608
		3,223,254

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 57

Leuthold Asset Allocation Fund Consolidated Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Principal
	Amount	Fair Value

Industrial Conglomerates - 0.28%
General Electric Co.
5.250%, 12/06/2017	$2,062,000	$2,384,629

Media - 0.47%
DIRECTV Holdings LLC /
DIRECTV Financing Co., Inc
7.625%, 05/15/2016	1,704,000	1,784,940
Time Warner Cable, Inc.
8.250%, 04/01/2019	1,776,000	2,271,330
		4,056,270

Metals & Mining - 0.21%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,426,000	1,830,599

Oil, Gas & Consumable Fuels - 0.57%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,625,000	1,873,458
Enterprise Products Operating, LP
5.600%, 10/15/2014	1,051,000	1,160,699
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,629,000	1,842,399
		4,876,556

Pharmaceuticals - 0.15%
Hospira, Inc.
6.050%, 03/30/2017	1,170,000	1,302,540

Semiconductors & Semiconductor
Equipment - 0.16%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,183,000	1,410,497

Tobacco - 0.22%
Altria Group, Inc.
9.700%, 11/10/2018	1,391,000	1,890,127

Wireless Telecommunication Services - 0.21%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,665,000	1,833,794

TOTAL CORPORATE BONDS
(Cost $40,595,292)		$41,182,782

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.32%
Money Market Funds - 1.32%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.01% (c)	11,372,530	$11,372,530

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,372,530)		$11,372,530

Total Investments
(Cost $703,401,918) - 94.97%		$817,028,280

Other Assets in Excess of
Liabilities - 5.03% (d)		43,254,054

TOTAL NET ASSETS - 100.00%		$860,282,334

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

58 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund Consolidated Schedule of Securities Sold Short - (a) March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 3.32%
Aerospace & Defense - 0.01%
DigitalGlobe, Inc.	6,654	$88,764

Building Products - 0.05%
USG Corp.	27,308	469,698

Capital Markets - 0.19%
Blackstone Group LP	30,558	487,094
Goldman Sachs Group, Inc.	4,861	604,563
Lazard, Ltd. - Class A (b)	18,164	518,764
		1,610,421

Commercial Services & Supplies - 0.05%
Geo Group, Inc.	9,849	187,230
Ritchie Bros Auctioneers, Inc. (b)	9,320	221,443
		408,673

Communications Equipment - 0.29%
Acme Packet, Inc.	15,050	414,176
Aruba Networks, Inc.	21,487	478,730
Ciena Corp.	30,830	499,138
JDS Uniphase Corp.	40,346	584,614
Riverbed Technology, Inc.	17,956	504,204
		2,480,862

Computers & Peripherals - 0.06%
NetApp, Inc.	12,181	545,343

Construction & Engineering - 0.04%
MasTec, Inc.	18,647	337,324

Construction Materials - 0.12%
Cemex SAB de CV - ADR	67,753	525,762
Martin Marietta Materials, Inc.	5,799	496,569
		1,022,331

Containers & Packaging - 0.12%
Crown Holdings, Inc.	14,341	528,179
Sealed Air Corp.	26,500	511,715
		1,039,894

	Shares	Fair Value

Diversified Telecommunication Services - 0.06%
CenturyLink, Inc.	13,615	$526,220

Electrical Equipment - 0.02%
II-VI, Inc.	7,496	177,280

Electronic Equipment, Instruments
& Components - 0.12%
AU Optronics Corp. - ADR	69,736	317,996
IPG Photonics Corp.	9,842	512,276
LG Display Co., Ltd. - ADR	16,780	197,501
		1,027,773

Energy Equipment & Services - 0.16%
Dril-Quip, Inc.	6,845	445,062
McDermott International, Inc.	38,107	488,151
Tidewater, Inc.	8,904	480,994
		1,414,207

Gas Utilities - 0.06%
AGL Resources, Inc.	13,484	528,842

Health Care Equipment & Supplies - 0.12%
Gen-Probe, Inc.	7,604	504,982
NxStage Medical, Inc.	8,165	157,339
Volcano Corp.	11,999	340,172
		1,002,493

Health Care Providers & Services - 0.02%
Brookdale Senior Living, Inc.	10,942	204,834

Hotels, Restaurants & Leisure - 0.21%
Arcos Dorados Holdings,
Inc. - Class A (b)	15,470	279,852
Dunkin' Brands Group, Inc.	11,876	357,586
Gaylord Entertainment Co.	6,152	189,482
Home Inns & Hotels Management,
Inc. - ADR	11,591	295,687
Marriott International, Inc. -
Class A	14,485	548,257
Vail Resorts, Inc.	3,940	170,405
		1,841,269

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 59

Leuthold Asset Allocation Fund Consolidated Schedule of Securities Sold Short - (a) (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Household Durables - 0.14%
MDC Holdings, Inc.	18,569	$478,895
NVR, Inc.	403	292,711
Sony Corp. - ADR	18,977	394,152
		1,165,758

Independent Power Producers &
Energy Traders - 0.06%
Calpine Corp.	29,163	501,895

Industrial Conglomerates - 0.06%
Koninklijke Philips Electronics
N.V. - NYS	24,895	506,613

Insurance - 0.14%
China Life Insurance Co.,
Ltd. - ADR	12,263	476,663
First American Financial Corp.	11,555	192,160
Manulife Financial Corp. (b)	40,944	554,791
		1,223,614

Internet & Catalog Retail - 0.19%
Amazon.com, Inc.	2,825	572,091
Netflix, Inc.	4,680	538,387
Shutterfly, Inc.	16,030	502,220
		1,612,698

Internet Software & Services - 0.16%
LinkedIn Corp. - Class A	5,647	575,937
LogMeIn, Inc.	4,108	144,725
Sina Corp. (b)	6,765	439,725
WebMD Health Corp.	7,427	189,983
		1,350,370

IT Services - 0.04%
ServiceSource International, Inc.	21,205	328,253

Life Sciences Tools & Services - 0.02%
PAREXEL International Corp.	6,890	185,823

Marine - 0.02%
Alexander & Baldwin, Inc.	3,730	180,718

	Shares	Fair Value

Media - 0.23%
Imax Corp. (b)	20,579	$502,951
Liberty Global, Inc. - Class A	8,900	445,712
Thomson Reuters Corp.	18,000	520,200
Virgin Media, Inc.	21,402	534,622
		2,003,485

Oil, Gas & Consumable Fuels - 0.09%
Inergy LP	8,324	136,264
InterOil Corp. (b)	7,516	386,398
Teekay Corp. (b)	6,038	209,820
		732,482

Paper & Forest Products - 0.06%
Louisiana-Pacific Corp.	56,703	530,173

Real Estate Investment Trusts (REITs) - 0.03%
Corporate Office Properties Trust	9,189	213,277

Semiconductors & Semiconductor
Equipment - 0.16%
Amkor Technology, Inc.	28,906	177,628
Cavium, Inc.	15,681	485,170
Cree, Inc.	17,967	568,296
Microsemi Corp.	8,200	175,808
		1,406,902

Software - 0.12%
Ariba Inc.	10,575	345,908
Salesforce.com, Inc.	3,375	521,471
Take-Two Interactive Software,
Inc.	12,323	189,590
		1,056,969

Textiles, Apparel & Luxury Goods - 0.04%
Gildan Activewear, Inc. (b)	12,665	348,921

Thrifts & Mortgage Finance - 0.06%
MGIC Investment Corp.	102,346	507,636

TOTAL COMMON STOCKS
(Proceeds $27,539,369)		$28,581,815

60 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Asset Allocation Fund Consolidated Schedule of Securities Sold Short - (a) (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

PREFERRED STOCKS - 0.02%
Airlines - 0.02%
Gol Linhas Aereas Inteligentes
SA - ADR	20,299	$136,612

TOTAL PREFERRED STOCKS
(Proceeds $168,087)		$136,612

INVESTMENT COMPANIES - 0.28%
Exchange Traded Funds - 0.28%
SPDR Dow Jones Industrial Average
ETF Trust	18,171	$2,394,756

TOTAL INVESTMENT COMPANIES
(Proceeds $2,150,933)		$2,394,756

TOTAL SECURITIES SOLD SHORT
(Proceeds $29,858,389) - 3.62%		$31,113,183

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 61

Leuthold Global Fund Consolidated Schedule of Investments March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 68.38%
Auto Components - 4.41%
Autoliv, Inc. (b)	42,532	$2,851,771
Kenda Rubber Industrial
Co., Ltd. (b)	2,284,000	2,672,879
Lear Corp.	65,499	3,045,048
Leoni AG (b)	29,494	1,535,181
Minth Group, Ltd. (b)	1,926,000	2,231,914
Plastic Omnium SA (b)	139,312	4,038,994
TRW Automotive Holdings
Corp. (a)	78,024	3,624,215
		20,000,002

Chemicals - 3.93%
Chr. Hansen Holding A/S (b)	79,015	2,050,849
Dongyue Group (b)	2,358,000	2,166,371
HB Fuller Co.	71,818	2,357,785
Innophos Holdings, Inc.	54,191	2,716,053
Nippon Shokubai Co., Ltd. (b)	174,000	2,028,311
PolyOne Corp.	147,306	2,121,206
Rockwood Holdings, Inc. (a)	46,731	2,437,022
Zeon Corp. (b)	204,000	1,907,219
		17,784,816

Commercial Banks - 4.53%
Bank of the Ozarks, Inc.	48,043	1,501,824
Fifth Third Bancorp	253,300	3,558,865
First Citizens BancShares, Inc. -
Class A	3,864	705,914
Fulton Financial Corp.	141,710	1,487,955
Hachijuni Bank, Ltd. (b)	116,000	686,420
Huntington Bancshares, Inc.	459,084	2,961,092
International Bancshares Corp.	37,986	803,404
KeyCorp	435,662	3,703,127
Laurentian Bank of Canada (b)	14,820	689,406
PNC Financial Services
Group, Inc.	57,723	3,722,556
San-In Godo Bank, Ltd. (b)	88,000	698,819
		20,519,382

	Shares	Fair Value

Computers & Peripherals - 5.10%
Apple Inc. (a)	3,938	$2,360,713
Asustek Computer, Inc. (b)	135,000	1,278,273
Dell, Inc. (a)	120,544	2,001,030
Gemalto NV (b)	33,234	2,194,644
Hewlett-Packard Co.	72,988	1,739,304
Lenovo Group, Ltd. (b)	2,354,000	2,123,632
Lexmark International, Inc. -
Class A	37,396	1,243,043
QLogic Corp. (a)	96,631	1,716,167
SanDisk Corp. (a)	44,488	2,206,160
Seagate Technology PLC (b)	104,778	2,823,767
Western Digital Corp. (a)	53,430	2,211,468
Wincor Nixdorf AG (b)	12,429	612,028
Wistron Corp. (b)	400,000	605,887
		23,116,116

Consumer Finance - 5.88%
Capital One Financial Corp.	67,131	3,741,882
Cash America International, Inc.	64,582	3,095,415
Credit Acceptance Corp. (a)	46,463	4,693,228
Credit Saison Co., Ltd. (b)	105,700	2,155,135
DFC Global Corp. (a)	55,212	1,041,850
Discover Financial Services	169,459	5,649,763
Ezcorp, Inc. - Class A (a)	40,108	1,301,705
International Personal Finance
PLC (b)	354,893	1,522,546
Provident Financial PLC (b)	81,101	1,487,005
Samsung Card Co., Ltd. (b)	56,269	1,960,798
		26,649,327

Food & Staples Retailing - 0.45%
J. Sainsbury PLC (b)	265,898	1,323,246
Matsumotokiyoshi Holdings Co.
Ltd. (b)	32,600	708,550
		2,031,796

62 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund Consolidated Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Food Products - 3.88%
Archer-Daniels-Midland Co.	98,195	$3,108,854
Bunge, Ltd. (b)	42,345	2,898,092
Golden Agri-Resources,
Ltd. (b)	5,594,000	3,495,501
GrainCorp, Ltd. (b)	366,796	3,450,931
Perusahaan Perkebunan London
Sumatra Indonesia
Tbk PT (b)	10,217,500	3,217,590
Tradewinds Malaysia Bhd (b)	444,400	1,392,398
		17,563,366

Health Care Providers & Services - 4.59%
Aetna, Inc.	66,105	3,315,827
CIGNA Corp.	57,341	2,824,044
Coventry Health Care, Inc.	80,511	2,863,776
Humana, Inc.	17,327	1,602,401
Magellan Health Services, Inc. (a)	26,977	1,316,747
UnitedHealth Group, Inc.	27,754	1,635,821
WellCare Health Plans, Inc. (a)	59,594	4,283,617
WellPoint, Inc.	40,341	2,977,166
		20,819,399

Leisure Equipment & Products - 2.02%
Hasbro, Inc.	50,861	1,867,616
Heiwa Corp. (b)	38,800	779,845
Mattel, Inc.	67,628	2,276,358
Merida Industry Co., Ltd. (b)	280,000	899,660
Nikon Corp. (b)	57,500	1,766,038
Tamron Co., Ltd. (b)	48,200	1,561,719
		9,151,236

Multiline Retail - 3.18%
David Jones, Ltd. (b)	445,737	1,119,260
Dillard's, Inc. - Class A	40,123	2,528,551
Hyundai Greenfood Co., Ltd. (b)	95,570	1,281,182
Intime Department Store Group
Co., Ltd. (b)	1,103,500	1,381,955
Lifestyle International Holdings,
Ltd. (b)	279,500	712,033

	Shares	Fair Value

Multiline Retail - 3.18% (continued)
Macy's, Inc.	78,879	$3,133,863
Marks & Spencer Group
PLC (b)	245,572	1,488,247
Target Corp.	47,520	2,768,990
		14,414,081

Office Electronics - 1.05%
Brother Industries, Ltd. (b)	153,200	2,093,093
Xerox Corp.	258,898	2,091,896
Zebra Technologies Corp. -
Class A (a)	14,207	585,044
		4,770,033

Oil, Gas & Consumable Fuels - 4.68%
BP PLC - ADR	57,378	2,582,010
Chevron Corp.	20,855	2,236,490
China Petroleum & Chemical
Corp. - ADR	19,840	2,157,005
ConocoPhillips	29,080	2,210,371
Polskie Gornictwo Naftowe i
Gazownictwo SA (b)	1,245,171	1,618,655
PTT PCL (b)	139,900	1,605,252
Repsol YPF SA (b)	87,768	2,206,352
Royal Dutch Shell PLC - ADR	31,512	2,209,937
Statoil ASA - ADR	81,102	2,198,675
Suncor Energy, Inc. (b)	66,898	2,187,565
		21,212,312

Paper & Forest Products - 0.01%
China Forestry Holdings Co.,
Ltd. (b)(e)(f)	2,484,000	47,981

Pharmaceuticals - 4.60%
Abbott Laboratories	43,777	2,683,092
AstraZeneca PLC - ADR	71,623	3,186,507
Bristol-Myers Squibb Co.	68,203	2,301,851
Eli Lilly & Co.	87,981	3,542,995
Johnson & Johnson	34,032	2,244,751

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 63

Leuthold Global Fund Consolidated Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Pharmaceuticals - 4.60% (continued)
Novartis AG - ADR	38,243	$2,119,045
Pfizer, Inc.	112,815	2,556,388
Shire PLC - ADR	23,340	2,211,465
		20,846,094

Real Estate Investment Trusts (REITs) - 5.33%
American Campus Communities,
Inc.	43,720	1,955,158
Apartment Investment &
Management Co. - Class A	94,685	2,500,631
BioMed Realty Trust, Inc.	71,451	1,356,140
Entertainment Properties Trust	28,980	1,344,093
Equity One, Inc.	77,197	1,560,923
HCP, Inc.	67,204	2,651,870
Home Properties, Inc.	30,229	1,844,271
Liberty Property Trust	54,712	1,954,313
Mack-Cali Realty Corp.	48,467	1,396,819
Plum Creek Timber Co, Inc.	59,209	2,460,726
Realty Income Corp.	38,723	1,499,742
Regency Centers Corp.	45,469	2,022,461
Weingarten Realty Investors	59,959	1,584,716
		24,131,863

Road & Rail - 5.02%
Amerco, Inc.	9,914	1,046,026
Avis Budget Group, Inc. (a)	92,212	1,304,800
ComfortDelGro Corp., Ltd. (b)	715,000	887,233
CSX Corp.	86,647	1,864,643
Dollar Thrifty Automotive
Group, Inc. (a)	21,336	1,726,296
DSV A/S (b)	64,349	1,464,853
Firstgroup PLC (b)	250,949	952,084
Go-Ahead Group PLC (b)	29,116	580,450
Guangshen Railway Co.,
Ltd. (b)	1,492,000	580,262

	Shares	Fair Value

Road & Rail - 5.02% (continued)
Hitachi Transport System,
Ltd. (b)	37,300	$679,987
MTR Corp., Ltd. (b)	388,500	1,391,865
Nippon Express Co., Ltd. (b)	311,000	1,220,752
Norfolk Southern Corp.	32,975	2,170,744
Ryder System, Inc.	25,330	1,337,424
Sankyu, Inc. (b)	186,000	732,556
Seino Holdings Corp. (b)	109,000	791,530
Stagecoach Group PLC (b)	205,278	837,537
Tokyu Corp. (b)	264,000	1,254,373
TransForce, Inc. (b)	34,187	575,810
Werner Enterprises, Inc.	54,016	1,342,838
		22,742,063

Trading Companies & Distributors - 3.23%
AKR Corporindo Tbk PT (b)	3,016,500	1,419,958
Applied Industrial Technologies,
Inc.	81,738	3,361,884
Beacon Roofing Supply, Inc. (a)	52,335	1,348,150
LG International Corp. (b)	46,030	2,089,505
Travis Perkins PLC (b)	123,085	2,126,939
WESCO International, Inc. (a)	65,359	4,268,596
		14,615,032

Water Utilities - 3.13%
American Water Works Co., Inc.	82,795	2,817,514
Cia de Saneamento Basico do
Estado de Sao Paulo (b)	93,200	3,548,896
Cia de Saneamento de Minas
Gerais-COPASA (b)	153,469	3,613,409
Guangdong Investment,
Ltd. (b)	5,998,000	4,186,478
		14,166,297

64 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund Consolidated Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Wireless Telecommunication Services - 3.36%
America Movil SAB de CV -
ADR	81,252	$2,017,487
Axiata Group Bhd (b)	765,700	1,301,032
China Mobile, Ltd. (b)	256,500	2,824,470
Tim Participacoes SA - ADR	97,775	3,154,221
Total Access Communication
PCL (b)	1,123,500	2,985,651
Vodacom Group, Ltd. (b)	207,795	2,932,282
		15,215,143

TOTAL COMMON STOCKS
(Cost $277,608,929)		$309,796,339

INVESTMENT COMPANIES - 11.43%
Exchange Traded Funds - 11.43%
iShares Barclays Intermediate Credit
Bond Fund	82,268	$8,954,872
iShares iBoxx $High Yield Corporate
Bond Fund	48,877	4,439,987
iShares JPMorgan USD Emerging
Markets Bond Fund	65,592	7,392,874
iShares Russell 2000 Index Fund	56,800	4,705,880
PowerShares Build America
Bond Portfolio	248,470	7,220,538
PowerShares Emerging Markets
Sovereign Debt Portfolio	102,078	2,860,226
SPDR Barclays Capital High
Yield Bond ETF	112,314	4,421,802
SPDR Dow Jones Industrial
Average ETF Trust	34,900	4,599,471
SPDR S&P 500 ETF Trust	33,600	4,728,192
WisdomTree Emerging Markets
Local Debt Fund	47,817	2,481,224

TOTAL INVESTMENT COMPANIES
(Cost $49,771,994)		$51,805,066

	Troy Ounces	Fair Value

PRECIOUS METALS - 3.81%
Gold Bullion (a)	10,378	$17,242,632

TOTAL PRECIOUS METALS
(Cost $12,048,338)		$17,242,632

	Principal
	Amount	Fair Value

CORPORATE BONDS - 4.53%
Beverages - 0.20%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$886,000	$920,726

Capital Markets - 0.52%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	1,100,000	1,186,493
Morgan Stanley
5.300%, 03/01/2013	1,120,000	1,151,967
		2,338,460

Chemicals - 0.20%
Dow Chemical Co.
7.600%, 05/15/2014	793,000	897,927

Diversified Financial Services - 0.71%
Citigroup, Inc.
5.500%, 04/11/2013	1,100,000	1,141,524
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	818,000	903,241
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,120,000	1,154,568
		3,199,333

Diversified Telecommunication Services - 0.40%
AT&T, Inc.
5.100%, 09/15/2014	1,031,000	1,134,833
Cellco Partnership / Verizon
Wireless Capital LLC
5.550%, 02/01/2014	631,000	682,448
		1,817,281

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 65

Leuthold Global Fund Consolidated Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Principal
	Amount	Fair Value

Electric Utilities - 0.35%
Duke Energy Corp.
3.950%, 09/15/2014	$640,000	$685,076
Exelon Corp.
4.900%, 06/15/2015	841,000	917,350
		1,602,426

Industrial Conglomerates - 0.26%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,185,376

Media - 0.45%
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
7.625%, 05/15/2016	847,000	887,232
Time Warner Cable, Inc.
8.250%, 04/01/2019	883,000	1,129,270
		2,016,502

Metals & Mining - 0.20%
Nabors Industries, Inc.
9.250%, 01/15/2019	709,000	910,165

Oil, Gas & Consumable Fuels - 0.54%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	808,000	931,541
Enterprise Products Operating, LP
5.600%, 10/15/2014	523,000	577,589
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	810,000	916,110
		2,425,240

Pharmaceuticals - 0.14%
Hospira, Inc.
6.050%, 03/30/2017	581,000	646,817

Semiconductors & Semiconductor
Equipment - 0.15%
KLA-Tencor Corp.
6.900%, 05/01/2018	588,000	701,075

	Principal
	Amount	Fair Value

Tobacco - 0.21%
Altria Group, Inc.
9.700%, 11/10/2018	$691,000	$938,949

Wireless Telecommunication Services - 0.20%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	828,000	911,941

TOTAL CORPORATE BONDS
(Cost $20,219,198)		$20,512,218

UNITED STATES TREASURY
OBLIGATIONS - 4.14%
United States Treasury Inflation
Indexed Bonds - 1.26%
1.250%, 04/15/2014	5,355,150	$5,679,806

United States Treasury Notes - 2.88%
1.375%, 11/30/2015	12,750,000	13,056,791

TOTAL UNITED STATES TREASURY
OBLIGATIONS (Cost $18,597,676)		$18,736,597

FOREIGN GOVERNMENT
OBLIGATIONS - 2.97%
Canadian Government
2.500%, 06/01/2015 (b)
CAD	3,250,000	$3,371,633
New Zealand Government
6.000%, 12/15/2017 (b)
NZD	3,800,000	3,484,904
Norwegian Government
4.250%, 05/19/2017 (b)
NOK	17,000,000	3,311,668
United Kingdom Treasury Notes
1.750%, 01/22/2017 (b)
GBP	2,000,000	3,308,221

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,056,858)		$13,476,426

66 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund Consolidated Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.09%
Money Market Funds - 2.09%
Fidelity Institutional Money Market
Fund - Government Portfolio
0.01% (c)	9,450,016	$9,450,016

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,450,016)		$9,450,016

Total Investments
(Cost $400,753,009) - 97.35%		$441,019,294

Other Assets in Excess of
Liabilities - 2.65% (d)		11,998,318

TOTAL NET ASSETS - 100.00%		$453,017,612

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
CAD	Canadian Dollar
NZD	New Zealand Dollar
NOK	Norwegian Krone
GBP	British Pound
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.
(e)	Illiquid Security. The fair value of these securities total $47,981, which represent 0.01% of total net assets.
(f)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 67

Leuthold Global Fund Consolidated Schedule of Investments (continued) March 31, 2012 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments

CURRENCY EXPOSURE
March 31, 2012
Australian Dollar	$4,570,191	1.04%
Brazilian Real	7,162,305	1.62
British Pound	13,626,275	3.09
Canadian Dollar	4,636,849	1.05
Danish Kroner	3,515,701	0.80
Euro	10,587,200	2.40
Hong Kong Dollar	11,106,708	2.52
Indonesian Rupiah	4,637,549	1.05
Japanese Yen	19,064,347	4.32
Malaysian Ringgit	2,693,429	0.61
New Taiwan Dollar	5,456,698	1.24
New Zealand Dollar	3,484,905	0.79
Norwegian Krone	3,311,668	0.75
Polish Zloty	1,618,655	0.37
Singapore Dollar	4,382,734	0.99
South African Rand	2,932,282	0.66
South Korea Won	5,331,485	1.21
Thai Baht	4,590,903	1.04
US Dollar	311,066,778	70.54
	423,776,662	96.09%
Precious Metals	17,242,632	3.91%
Total Investments	$441,019,294	100.00%

		Percentage
	Fair	of Total
	Value	Investments

PORTFOLIO DIVERSIFICATION
March 31, 2012
Australia	$4,570,191	1.04%
Bermuda	2,898,092	0.66
Brazil	10,316,526	2.34
Britain	19,394,792	4.40
Canada	7,736,355	1.75
Cayman Islands	7,456,364	1.69
China	2,737,267	0.62
Denmark	3,515,701	0.80
France	4,038,994	0.91
Germany	2,147,209	0.49
Hong Kong	10,526,445	2.39
Indonesia	4,637,549	1.05
Ireland	5,035,232	1.14
Japan	19,064,347	4.32
Malaysia	2,693,429	0.61
Mexico	2,017,487	0.46
Netherlands	4,404,581	1.00
New Zealand	3,484,905	0.79
Norway	5,510,343	1.25
Poland	1,618,655	0.37
Singapore	4,382,734	0.99
South Africa	2,932,282	0.66
South Korea	6,234,726	1.41
Spain	2,206,352	0.50
Sweden	2,851,771	0.65
Switzerland	2,119,045	0.48
Taiwan	5,456,698	1.24
Thailand	4,590,903	1.04
United States	269,197,687	61.04
	423,776,662	96.09%
Precious Metals	17,242,632	3.91%
Total Investments	$441,019,294	100.00%

68 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund Consolidated Schedule of Securities Sold Short - (a) March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 2.37%
Airlines - 0.04%
Allegiant Travel Co.	1,219	$66,435
Turk Hava Yollari (b)	82,837	121,033
		187,468

Biotechnology - 0.01%
Zeltia SA (b)	15,985	34,341

Capital Markets - 0.20%
Affiliated Managers Group, Inc.	704	78,714
The Charles Schwab Corp.	6,769	97,271
Close Brothers Group PLC (b)	12,131	152,414
Hargreaves Lansdown PLC (b)	7,487	58,369
ICAP PLC (b)	14,266	89,657
Julius Baer Group, Ltd. (b)	1,460	58,952
Monex Group, Inc. (b)	378	83,462
TD Ameritrade Holding Corp.	6,898	136,167
WisdomTree Investments, Inc.	16,455	137,728
		892,734

Commercial Banks - 0.11%
Grupo Financiero Inbursa SA (b)	63,900	132,607
Hang Seng Bank, Ltd. (b)	3,800	50,559
HDFC Bank, Ltd. - ADR	3,281	111,882
Standard Chartered PLC (b)	2,272	56,735
Turkiye Garanti Bankasi AS (b)	31,867	126,316
		478,099

Commercial Services & Supplies - 0.09%
Brambles, Ltd. (b)	18,475	135,928
Ritchie Bros Auctioneers, Inc. (b)	5,270	125,535
Stericycle, Inc.	1,603	134,075
		395,538

	Shares	Fair Value

Communications Equipment - 0.14%
Acme Packet, Inc.	3,255	$89,578
Aruba Networks, Inc.	7,827	174,386
EchoStar Corp. - Class A	4,760	133,946
Riverbed Technology, Inc.	4,829	135,598
Wi-Lan, Inc. (b)	19,694	102,078
		635,586
Construction & Engineering - 0.09%
China State Construction International
Holdings, Ltd. (b)	76,000	70,980
Outotec OYJ (b)	2,962	150,218
Quanta Services, Inc.	6,292	131,503
Trevi Finanziaria Industriale
SpA (b)	12,494	73,973
		426,674
Construction Materials - 0.03%
Martin Marietta Materials, Inc.	1,715	146,855

Diversified Financial Services - 0.03%
Hong Kong Exchanges and
Clearing, Ltd. (b)	8,500	143,058

Electrical Equipment - 0.09%
Mabuchi Motor Co., Ltd. (b)	3,300	150,768
Prysmian SpA (b)	7,812	137,371
Zhuzhou CSR Times Electric
Co., Ltd. (b)	52,000	133,030
		421,169
Electronic Equipment, Instruments
& Components - 0.02%
Trimble Navigation, Ltd.	1,483	80,705

Energy Equipment & Services - 0.16%
Dril-Quip, Inc.	1,908	124,058
Hunting PLC (b)	9,077	137,563
Lufkin Industries, Inc.	1,960	158,074
ShawCor, Ltd. - Class A (b)	5,045	158,818
Subsea 7 SA (b)	5,334	141,275
		719,788

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 69

Leuthold Global Fund Consolidated Schedule of Securities Sold Short- (a) (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Health Care Equipment & Supplies - 0.10%
Edwards Lifesciences Corp.	1,379	$100,294
HeartWare International, Inc.	1,375	90,324
NxStage Medical, Inc.	7,355	141,731
Terumo Corp. (b)	2,800	134,550
		466,899

Health Care Providers & Services - 0.03%
HMS Holdings Corp.	4,042	126,151

Health Care Technology - 0.03%
Quality Systems, Inc.	3,027	132,371

Household Durables - 0.09%
Casio Computer Co., Ltd. (b)	21,700	156,399
Newell Rubbermaid, Inc.	8,673	154,466
Pioneer Corp. (b)	14,600	75,242
		386,107

Independent Power Producers &
Energy Traders - 0.06%
Atlantic Power Corp.	9,823	135,950
Northland Power, Inc. (b)	7,634	131,947
		267,897

Internet & Catalog Retail - 0.10%
Amazon.com, Inc.	748	151,477
ASOS PLC (b)	6,254	178,507
Shutterfly, Inc.	4,147	129,926
		459,910

Internet Software & Services - 0.06%
LinkedIn Corp. - Class A	1,476	150,537
LogMeIn, Inc.	3,113	109,671
		260,208

Machinery - 0.04%
Burckhardt Compression
Holding AG (b)	283	77,540
Westport Innovations, Inc. (b)	2,182	89,516
		167,056

	Shares	Fair Value

Media - 0.03%
Seven West Media, Ltd. (b)	20,067	$81,263
Ten Network Holdings, Ltd. (b)	76,120	63,684
		144,947

Metals & Mining - 0.12%
Dowa Holdings Co., Ltd. (b)	24,000	161,011
Independence Group NL (b)	26,524	109,042
Minera Frisco SAB de CV (b)	35,000	160,859
Pacific Metals Co., Ltd. (b)	24,000	132,804
		563,716

Oil, Gas & Consumable Fuels - 0.23%
Aurora Oil & Gas, Ltd. (b)	20,048	78,962
Calumet Specialty Products
Partners LP	5,163	136,407
Crew Energy, Inc. (b)	11,937	113,931
Kodiak Oil & Gas Corp.	8,607	85,726
MEG Energy Corp. (b)	3,085	118,952
Natural Resource Partners LP	4,814	115,488
Oasis Petroleum, Inc.	1,890	58,269
Painted Pony Petroleum, Ltd. -
Class A (b)	4,809	40,402
Range Resources Corp.	2,365	137,501
Surge Energy, Inc. (b)	13,677	135,474
Tourmaline Oil Corp. (b)	1,748	38,642
		1,059,754

Paper & Forest Products - 0.03%
Fortress Paper, Ltd. - Class A (b)	4,237	121,828

Personal Products - 0.01%
Shiseido Co., Ltd. (b)	3,300	57,150

70 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund Consolidated Schedule of Securities Sold Short- (a) (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Professional Services - 0.18%
Acacia Research - Acacia
Technologies	3,552	$148,260
Advisory Board Co.	1,729	153,224
Bureau Veritas SA (b)	1,729	152,237
CoStar Group, Inc.	1,966	135,752
IHS, Inc. - Class A	1,466	137,291
RPX Corp.	5,310	90,058
		816,822

Real Estate Management &
Development - 0.03%
Hang Lung Properties, Ltd. (b)	43,000	158,036

Semiconductors & Semiconductor
Equipment - 0.09%
Cavium, Inc.	3,925	121,439
Dialog Semiconductor PLC (b)	4,190	102,226
Imagination Technologies
Group PLC (b)	12,307	134,641
Silicon Laboratories, Inc.	1,564	67,252
		425,558

Software - 0.10%
Aspen Technology, Inc.	6,322	129,790
Fortinet, Inc.	5,098	140,960
Salesforce.com, Inc.	1,035	159,918
		430,668

Transportation Infrastructure - 0.03%
Groupe Eurotunnel SA (b)	15,648	135,982

TOTAL COMMON STOCKS
(Proceeds $10,745,437)		$10,743,075

	Shares	Fair Value

INVESTMENT COMPANIES - 0.20%
Exchange Traded Funds - 0.20%
iShares MSCI EAFE Index Fund	8,501	$466,705
iShares MSCI Emerging Markets
Index Fund	10,633	456,581

TOTAL INVESTMENT COMPANIES
(Proceeds $974,658)		$923,286

TOTAL SECURITIES SOLD SHORT
(Proceeds $11,720,095) - 2.57%		$11,666,361

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 71

Leuthold Global Fund Consolidated Schedule of Securities Sold Short- (a) (continued) March 31, 2012 (Unaudited)

		Percentage
		of Total
	Fair	Securities
	Value	Sold Short

CURRENCY EXPOSURE
March 31, 2012
Australian Dollar	$468,878	4.02%
British Pound	949,161	8.14
Canadian Dollar	1,177,124	10.09
Euro	786,348	6.74
Hong Kong Dollar	555,663	4.76
Japanese Yen	951,386	8.15
Mexican Peso	293,466	2.52
New Turkish Lira	247,349	2.12
Swiss Franc	136,492	1.17
US Dollar	6,100,494	52.29
Total Securities Sold Short	$11,666,361	100.00%

		Percentage
		of Total
	Fair	Securities
	Value	Sold Short

PORTFOLIO DIVERSIFICATION
March 31, 2012
Australia	$468,878	4.02%
Britain	949,161	8.14
Canada	1,177,124	10.09
China	133,029	1.14
Finland	150,218	1.29
France	288,219	2.47
Germany	102,226	0.88
Hong Kong	422,634	3.62
India	111,882	0.96
Italy	211,344	1.81
Japan	951,386	8.15
Mexico	293,466	2.52
Spain	34,341	0.29
Switzerland	136,492	1.17
Turkey	247,349	2.12
United States	5,988,612	51.33
Total Securities Sold Short	$11,666,361	100.00%

72 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund Schedule of Investments March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.49%
Biotechnology - 0.93%
Alexion Pharmaceuticals, Inc. (a)	1,606	$149,133

Capital Markets - 2.48%
Credit Suisse Group AG - ADR	6,200	176,762
Deutsche Bank AG (b)	4,435	220,819
		397,581

Chemicals - 2.31%
Agrium, Inc. (b)	874	75,488
CF Industries Holdings, Inc.	811	148,129
Terra Nitrogen Co. LP	588	147,588
		371,205

Commercial Banks - 5.49%
BB&T Corp.	3,004	94,296
Chemical Financial Corp.	1,386	32,488
Citizens Republic Bancorp, Inc. (a)	3,042	47,486
Fifth Third Bancorp	5,552	78,006
First Financial Bancorp	2,697	46,658
First Republic Bank (a)	2,396	78,924
Huntington Bancshares, Inc.	14,881	95,982
International Bancshares Corp.	2,150	45,473
KeyCorp	9,374	79,679
Old National Bancorp	4,789	62,927
PacWest Bancorp	1,943	47,215
Susquehanna Bancshares, Inc.	4,614	45,586
Umpqua Holdings Corp.	3,427	46,470
Webster Financial Corp.	3,515	79,685
		880,875

Computers & Peripherals - 11.21%
Apple Inc. (a)	461	276,356
Cray, Inc. (a)	3,821	27,970
Dell, Inc. (a)	12,606	209,259
Diebold, Inc.	2,877	110,822
Electronics for Imaging, Inc. (a)	2,935	48,780
EMC Corp. (a)	5,806	173,483

	Shares	Fair Value

Computers & Peripherals - 11.21% (continued)
Lexmark International, Inc. -
Class A	2,837	$94,302
QLogic Corp. (a)	4,436	78,783
SanDisk Corp. (a)	3,460	171,581
Seagate Technology PLC (b)	6,919	186,467
Stratasys, Inc. (a)	1,187	43,349
Super Micro Computer, Inc. (a)	1,735	30,293
Synaptics, Inc. (a)	3,160	115,372
Western Digital Corp. (a)	4,466	184,848
Xyratex, Ltd. (b)	2,866	45,598
		1,797,263

Consumer Finance - 4.74%
American Express Co.	1,971	114,042
Capital One Financial Corp.	3,211	178,981
Cash America International, Inc.	1,017	48,745
Discover Financial Services	4,944	164,833
Ezcorp, Inc. - Class A (a)	1,828	59,328
First Cash Financial Services,
Inc. (a)	1,637	70,211
SLM Corp.	4,356	68,651
World Acceptance Corp. (a)	906	55,492
		760,283

Diversified Financial Services - 2.76%
Bank of America Corp.	19,966	191,074
Citigroup, Inc.	6,883	251,574
		442,648

Electronic Equipment, Instruments
& Components - 0.33%
SYNNEX Corp. (a)	1,383	52,748

Food & Staples Retailing - 3.92%
Costco Wholesale Corp.	2,067	187,684
Pricesmart, Inc.	1,606	116,933
Rite Aid Corp. (a)	54,224	94,350
Wal-Mart Stores, Inc.	3,768	230,601
		629,568

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 73

Leuthold Select Industries Fund Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Health Care Providers & Services - 10.30%
Aetna, Inc.	3,577	$179,422
AMERIGROUP Corp. (a)	1,306	87,868
Centene Corp. (a)	1,478	72,378
CIGNA Corp.	1,645	81,016
Coventry Health Care, Inc.	4,576	162,768
Health Net, Inc. (a)	3,211	127,541
Humana, Inc.	2,830	261,719
Magellan Health Services, Inc. (a)	1,701	83,026
UnitedHealth Group, Inc.	4,452	262,401
WellCare Health Plans, Inc. (a)	2,226	160,005
WellPoint, Inc.	2,358	174,020
		1,652,164

Health Care Technology - 1.34%
Cerner Corp. (a)	2,814	214,314

IT Services - 6.27%
Alliance Data Systems Corp. (a)	572	72,049
Cardtronics, Inc. (a)	2,496	65,520
Convergys Corp. (a)	4,483	59,848
DST Systems, Inc.	1,224	66,378
Fiserv, Inc. (a)	1,494	103,669
Global Payments, Inc.	1,653	78,517
Jack Henry & Associates, Inc.	2,273	77,555
Mastercard, Inc. - Class A	302	127,003
NeuStar, Inc. - Class A (a)	1,844	68,689
Total System Services, Inc.	2,957	68,218
Visa, Inc. - Class A	1,097	129,446
Western Union Co.	5,039	88,686
		1,005,578

	Shares	Fair Value

Machinery - 6.17%
AGCO Corp. (a)	2,067	$97,583
Cascade Corp.	556	27,867
Caterpillar, Inc.	858	91,394
CNH Global NV (a)(b)	1,701	67,530
Cummins, Inc.	1,129	135,525
Deere & Co.	1,049	84,864
Joy Global, Inc.	1,192	87,612
NACCO Industries, Inc. - Class A	477	55,509
Oshkosh Corp. (a)	3,688	85,451
Sauer-Danfoss, Inc. (a)	986	46,342
Toro Co.	1,192	84,763
WABCO Holdings, Inc. (a)	2,082	125,919
		990,359

Metals & Mining - 3.71%
Allegheny Technologies, Inc.	811	33,389
Cliffs Natural Resources, Inc.	1,621	112,270
POSCO - ADR	636	53,233
Reliance Steel & Aluminum Co.	2,321	131,090
Schnitzer Steel Industries, Inc. -
Class A	1,558	62,156
Steel Dynamics, Inc.	2,257	32,817
Vale SA - ADR	4,308	100,506
Worthington Industries, Inc.	3,593	68,914
		594,375

Multiline Retail - 6.03%
Big Lots, Inc. (a)	2,830	121,747
Dollar General Corp. (a)	2,496	115,315
Dollar Tree, Inc. (a)	1,574	148,727
Family Dollar Stores, Inc.	1,462	92,515
Macy's, Inc.	8,346	331,587
Target Corp.	2,687	156,571
		966,462

74 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Office Electronics - 1.71%
Canon, Inc. - ADR	2,098	$99,991
Xerox Corp.	15,340	123,947
Zebra Technologies Corp. -
Class A (a)	1,240	51,063
		275,001

Oil, Gas & Consumable Fuels - 8.96%
BP PLC - ADR	2,353	105,885
Chevron Corp.	874	93,728
China Petroleum & Chemical
Corp. - ADR	827	89,911
ConocoPhillips	1,272	96,685
CVR Energy, Inc. (a)	2,305	61,659
Delek US Holdings, Inc.	3,720	57,697
Exxon Mobil Corp.	1,097	95,143
HollyFrontier Corp.	2,400	77,160
Marathon Petroleum Corp.	1,653	71,674
PetroChina Co., Ltd. - ADR	636	89,377
Royal Dutch Shell PLC - ADR	1,510	105,896
Sasol, Ltd. - ADR	823	40,031
Statoil ASA - ADR	4,006	108,603
Tesoro Corp. (a)	2,941	78,936
Total SA - ADR	1,701	86,955
Valero Energy Corp.	3,148	81,124
Western Refining, Inc.	2,226	41,893
World Fuel Services Corp.	1,335	54,735
		1,437,092

Pharmaceuticals - 8.15%
AstraZeneca PLC - ADR	1,542	68,604
Bristol-Myers Squibb Co.	5,325	179,719
Eli Lilly & Co.	3,926	158,100
Jazz Pharmaceuticals PLC (a)(b)	2,098	101,690
Medicines Co. (a)	2,861	57,420
Medicis Pharmaceutical
Corp. - Class A	1,812	68,113
Merck & Co., Inc.	4,101	157,479
Novartis AG - ADR	1,590	88,102

	Shares	Fair Value

Pharmaceuticals - 8.15% (continued)
Pfizer, Inc.	8,044	$182,277
ViroPharma, Inc. (a)	3,577	107,560
Watson Pharmaceuticals, Inc. (a)	2,067	138,613
		1,307,677

Road & Rail - 5.08%
Canadian National Railway
Co. (b)	1,526	121,210
CSX Corp.	8,203	176,528
Genesee & Wyoming, Inc. -
Class A (a)	1,208	65,933
Kansas City Southern (a)	1,542	110,546
Norfolk Southern Corp.	2,416	159,045
Union Pacific Corp.	1,685	181,104
		814,366

Tobacco - 6.60%
Altria Group, Inc.	5,723	176,669
British American Tobacco
PLC - ADR	1,606	162,559
Lorillard, Inc.	1,574	203,802
Philip Morris International, Inc.	2,941	260,602
Reynolds American, Inc.	3,624	150,179
Universal Corp.	2,257	105,176
		1,058,987

TOTAL COMMON STOCKS
(Cost $14,328,419)		$15,797,679

PREFERRED STOCKS - 0.84%
Food & Staples Retailing - 0.56%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar - ADR	1,892	$90,097

Metals & Mining - 0.28%
Gerdau SA - ADR	4,705	45,309

TOTAL PREFERRED STOCKS
(Cost $120,741)		$135,406

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 75

Leuthold Select Industries Fund Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.09%
Money Market Funds - 1.09%
Fidelity Institutional Money
Market Fund - Government Portfolio
0.01% (c)	174,795	$174,795

TOTAL SHORT-TERM INVESTMENTS
(Cost $174,795)		$174,795

Total Investments
(Cost $14,623,955) - 100.42%		$16,107,880

Liabilities in Excess
of Other Assets - (0.42)%		(68,154)

TOTAL NET ASSETS - 100.00%		$16,039,726

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

76 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund Schedule of Investments March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 100.24%
Auto Components - 7.13%
Autoliv, Inc. (b)	1,201	$80,527
Kenda Rubber Industrial
Co., Ltd. (b)	81,959	95,914
Lear Corp.	1,849	85,960
Leoni AG (b)	832	43,306
Minth Group, Ltd. (b)	53,659	62,182
Plastic Omnium SA (b)	3,933	114,027
TRW Automotive Holdings
Corp. (a)	2,203	102,329
		584,245

Chemicals - 6.41%
Chr. Hansen Holding A/S (b)	2,363	61,332
Dongyue Group (b)	70,000	64,311
HB Fuller Co.	2,151	70,617
Innophos Holdings, Inc.	1,562	78,287
Nippon Shokubai Co., Ltd. (b)	5,000	58,285
PolyOne Corp.	4,412	63,533
Rockwood Holdings, Inc. (a)	1,393	72,645
Zeon Corp. (b)	6,000	56,095
		525,105

Commercial Banks - 6.74%
Bank of the Ozarks, Inc.	1,326	41,451
Fifth Third Bancorp	7,261	102,017
First Citizens BancShares,
Inc. - Class A	89	16,259
Fulton Financial Corp.	4,026	42,273
Hachijuni Bank, Ltd. (b)	3,000	17,752
Huntington Bancshares, Inc.	12,021	77,536
International Bancshares Corp.	1,077	22,779
KeyCorp	11,659	99,102
Laurentian Bank of Canada (b)	394	18,328
PNC Financial Services Group, Inc.	1,533	98,863
San-In Godo Bank, Ltd. (b)	2,000	15,882
		552,242

	Shares	Fair Value

Computers & Peripherals - 7.90%
Apple Inc. (a)	116	$69,539
Asustek Computer, Inc. (b)	4,000	37,875
Dell, Inc. (a)	3,519	58,415
Gemalto NV (b)	938	61,942
Hewlett-Packard Co.	2,057	49,018
Lenovo Group, Ltd. (b)	68,000	61,345
Lexmark International,
Inc. - Class A	1,026	34,104
QLogic Corp. (a)	2,396	42,553
SanDisk Corp. (a)	1,254	62,186
Seagate Technology PLC (b)	2,908	78,371
Western Digital Corp. (a)	1,469	60,802
Wincor Nixdorf AG (b)	331	16,299
Wistron Corp. (b)	10,000	15,147
		647,596

Consumer Finance - 9.34%
Capital One Financial Corp.	1,896	105,683
Cash America International, Inc.	1,824	87,424
Credit Acceptance Corp. (a)	1,312	132,525
Credit Saison Co., Ltd. (b)	3,000	61,168
DFC Global Corp. (a)	1,559	29,419
Discover Financial Services	4,784	159,499
Ezcorp, Inc. - Class A (a)	1,132	36,739
International Personal Finance
PLC (b)	10,019	42,983
Provident Financial PLC (b)	2,289	41,969
Samsung Card Co., Ltd. (b)	1,944	67,742
		765,151

Food & Staples Retailing - 0.70%
J. Sainsbury PLC (b)	7,506	37,354
Matsumotokiyoshi Holdings
Co. Ltd. (b)	900	19,561
		56,915

Food Products - 6.22%
Archer-Daniels-Midland Co.	2,772	87,762

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 77

Leuthold Global Industries Fund Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Food Products - 6.22% (continued)
Bunge, Ltd. (b)	1,195	$81,786
Golden Agri-Resources, Ltd. (b) 158,052	98,761
GrainCorp, Ltd. (b)	10,911	102,654
Perusahaan Perkebunan London
Sumatra Indonesia Tbk PT (b)	288,372	90,811
Tradewinds Malaysia Bhd (b)	15,330	48,032
		509,806

Health Care Providers & Services - 7.17%
Aetna, Inc.	1,866	93,599
CIGNA Corp.	1,618	79,687
Coventry Health Care, Inc.	2,273	80,851
Humana, Inc.	490	45,315
Magellan Health Services, Inc. (a)	761	37,144
UnitedHealth Group, Inc.	784	46,209
WellCare Health Plans, Inc. (a)	1,682	120,902
WellPoint, Inc.	1,139	84,058
		587,765

Leisure Equipment & Products - 3.24%
Hasbro, Inc.	1,436	52,730
Heiwa Corp. (b)	1,100	22,109
Mattel, Inc.	1,910	64,290
Merida Industry Co., Ltd. (b)	10,000	32,131
Nikon Corp. (b)	1,600	49,142
Tamron Co., Ltd. (b)	1,400	45,361
		265,763

Multiline Retail - 5.08%
David Jones, Ltd. (b)	13,259	33,294
Dillard's, Inc. - Class A	1,132	71,339
Hyundai Greenfood Co., Ltd. (b)	3,300	44,239
Intime Department Store
Group Co., Ltd. (b)	31,000	38,822
Lifestyle International
Holdings, Ltd. (b)	8,000	20,380
Macy's, Inc.	2,227	88,479
Marks & Spencer Group PLC (b)	6,933	42,016

	Shares	Fair Value

Multiline Retail - 5.08% (continued)
Target Corp.	1,341	$78,140
		416,709

Office Electronics - 1.65%
Brother Industries, Ltd. (b)	4,300	58,749
Xerox Corp.	7,293	58,927
Zebra Technologies Corp. -
Class A (a)	429	17,666
		135,342

Oil, Gas & Consumable Fuels - 7.27%
BP PLC - ADR	1,710	76,950
Chevron Corp.	531	56,944
China Petroleum & Chemical
Corp. - ADR	509	55,339
ConocoPhillips	738	56,095
Polskie Gornictwo Naftowe i
Gazownictwo SA (b)	43,027	55,933
PTT PCL (b)	4,800	55,077
Repsol YPF SA (b)	2,478	62,293
Royal Dutch Shell PLC - ADR	842	59,049
Statoil ASA - ADR	2,071	56,145
Suncor Energy, Inc. (b)	1,889	61,770
		595,595

Paper & Forest Products - 0.03%
China Forestry Holdings
Co., Ltd. (b)(c)(d)	116,000	2,241

Pharmaceuticals - 7.39%
Abbott Laboratories	1,304	79,922
AstraZeneca PLC - ADR	2,123	94,452
Bristol-Myers Squibb Co.	1,926	65,003
Eli Lilly & Co.	2,604	104,863
Johnson & Johnson	961	63,388
Novartis AG - ADR	1,079	59,787
Pfizer, Inc.	3,362	76,183
Shire PLC - ADR	659	62,440
		606,038

78 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

Road & Rail - 7.85%
Amerco, Inc.	280	$29,543
Avis Budget Group, Inc. (a)	2,603	36,832
ComfortDelGro Corp., Ltd. (b)	20,000	24,818
CSX Corp.	2,582	55,565
Dollar Thrifty Automotive
Group, Inc. (a)	602	48,708
DSV A/S (b)	1,817	41,363
Firstgroup PLC (b)	7,085	26,880
Go-Ahead Group PLC (b)	867	17,284
Guangshen Railway Co., Ltd. (b)	42,000	16,335
Hitachi Transport System, Ltd. (b)	1,100	20,053
MTR Corp., Ltd. (b)	11,000	39,409
Nippon Express Co., Ltd. (b)	9,000	35,327
Norfolk Southern Corp.	930	61,222
Ryder System, Inc.	715	37,752
Sankyu, Inc. (b)	5,000	19,692
Seino Holdings Corp. (b)	3,000	21,785
Stagecoach Group PLC (b)	5,795	23,644
Tokyu Corp. (b)	7,000	33,260
TransForce, Inc. (b)	965	16,253
Werner Enterprises, Inc.	1,525	37,912
		643,637

Trading Companies & Distributors - 5.03%
AKR Corporindo Tbk PT (b)	85,000	40,012
Applied Industrial Technologies,
Inc.	2,307	94,887
Beacon Roofing Supply, Inc. (a)	1,473	37,944
LG International Corp. (b)	1,300	59,013
Travis Perkins PLC (b)	3,475	60,049
WESCO International, Inc. (a)	1,846	120,562
		412,467

	Shares	Fair Value

Water Utilities - 5.42%
American Water Works Co., Inc.	2,338	$79,562
Cia de Saneamento Basico do
Estado de Sao Paulo (b)	3,196	121,698
Cia de Saneamento de Minas
Gerais-COPASA (b)	5,303	124,859
Guangdong Investment,
Ltd. (b)	169,501	118,308
		444,427

Wireless Telecommunication Services - 5.67%
America Movil SAB de CV - ADR	2,421	60,113
Axiata Group Bhd (b)	27,900	47,406
China Mobile, Ltd. (b)	7,500	82,587
Tim Participacoes SA - ADR	2,761	89,070
Total Access Communication
PCL (b)	38,800	103,109
Vodacom Group, Ltd. (b)	5,866	82,778
		465,063
TOTAL COMMON STOCKS
(Cost $7,248,906)		$8,216,107

Total Investments
(Cost $7,248,906) - 100.24%		$8,216,107

Liabilities in Excess of
Other Assets - (0.24)%		(19,625)

TOTAL NET ASSETS - 100.00%		$8,196,482

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Illiquid Security. The fair value of these securities total $2,241 which represent 0.03% of total net assets.
(d)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 79

Leuthold Global Industries Fund Schedule of Investments (continued) March 31, 2012 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments

CURRENCY EXPOSURE
March 31, 2012
Australian Dollar	$135,948	1.65%
Brazilian Real	246,557	3.00
British Pound	292,179	3.56
Canadian Dollar	34,582	0.42
Danish Kroner	102,695	1.25
Euro	297,867	3.63
Hong Kong Dollar	317,985	3.87
Indonesian Rupiah	130,823	1.59
Japanese Yen	534,221	6.50
Malaysian Ringgit	95,438	1.16
New Taiwan Dollar	181,066	2.20
Polish Zloty	55,933	0.68
Singapore Dollar	123,579	1.50
South African Rand	82,778	1.01
South Korea Won	170,994	2.08
Thai Baht	158,186	1.93
US Dollar	5,255,276	63.97
Total Investments	$8,216,107	100.00%

		Percentage
	Fair	of Total
	Value	Investments

PORTFOLIO DIVERSIFICATION
March 31, 2012
Australia	$135,948	1.65%
Bermuda	81,786	1.00
Brazil	335,627	4.09
Britain	463,581	5.64
Canada	96,351	1.17
Cayman Islands	187,936	2.29
China	133,019	1.62
Denmark	102,695	1.25
France	114,027	1.39
Germany	59,605	0.73
Hong Kong	240,304	2.93
Indonesia	130,823	1.59
Ireland	140,811	1.71
Japan	534,221	6.50
Malaysia	95,438	1.16
Mexico	60,113	0.73
Netherlands	120,991	1.47
Norway	56,145	0.68
Poland	55,933	0.68
Singapore	123,579	1.50
South Africa	82,778	1.01
South Korea	170,994	2.08
Spain	62,293	0.76
Sweden	80,527	0.98
Switzerland	59,787	0.73
Taiwan	181,066	2.20
Thailand	158,186	1.93
United States	4,151,543	50.53
Total Investments	$8,216,107	100.00%

80 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Clean Technology Fund Schedule of Investments March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 88.30%
Auto Components - 9.61%
Amerigon, Inc. (a)	27,101	$438,494
Johnson Controls, Inc.	11,553	375,242
Tenneco, Inc. (a)	11,161	414,631
		1,228,367

Building Products - 1.16%
Ameresco, Inc. - Class A (a)	10,965	148,576

Chemicals - 8.96%
ADA-ES, Inc. (a)	20,508	498,549
LSB Industries, Inc. (a)	11,263	438,356
OM Group, Inc. (a)	7,572	208,306
		1,145,211

Commercial Services & Supplies - 6.65%
Clean Harbors, Inc. (a)	5,615	378,058
Newalta Corp. (b)	31,390	471,739
		849,797

Construction & Engineering - 0.45%
Layne Christensen Co. (a)	2,553	56,804

Electrical Equipment - 7.68%
2G energy AG (a)(b)	9,980	497,592
ABB, Ltd. - ADR	18,442	376,401
Polypore International, Inc. (a)	1,546	54,358
Roper Industries, Inc.	537	53,249
		981,600

Electronic Equipment, Instruments
& Components - 10.41%
Dialight PLC (b)	23,974	352,883
Horiba, Ltd. (b)	10,900	376,206
Kemet Corp. (a)	37,542	351,393
LPKF Laser & Electronics
AG (b)	16,025	249,197
		1,329,679

	Shares	Fair Value

Food Products - 3.58%
Cosan, Ltd. - Class A (b)	30,787	$457,187

Internet Software & Services - 5.67%
World Energy Solutions, Inc. (a)	151,582	724,562

Machinery - 20.31%
CLARCOR, Inc.	7,481	367,242
Donaldson Co., Inc.	8,062	288,055
ESCO Technologies, Inc.	10,022	368,509
ITT Corp.	13,292	304,919
Kurita Water Industries, Ltd. (b)	12,400	305,279
Pentair, Inc.	10,900	518,949
Xylem, Inc.	15,910	441,503
		2,594,456

Metals & Mining - 6.82%
Horsehead Holding Corp. (a)	33,502	381,588
Umicore SA (b)	8,888	489,881
		871,469

Oil, Gas & Consumable Fuels - 0.61%
Golar LNG, Ltd. (b)	2,049	77,964

Software - 0.50%
PSI AG Gesellschaft Fuer Produkte
und Systeme der Informations
technologie (b)	2,861	64,352

Water Utilities - 5.89%
American Water Works Co., Inc.	7,687	261,588
Aqua America, Inc.	2,720	60,629
Cia de Saneamento Basico do
Estado de Sao Paulo	5,608	429,685
		751,902

TOTAL COMMON STOCKS
(Cost $9,964,492)		$11,281,926

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 81

Leuthold Global Clean Technology Fund Schedule of Investments (continued) March 31, 2012 (Unaudited)

	Shares	Fair Value

PREFERRED STOCKS - 3.84%
Electric Utilities - 3.84%
Cia Energetica de Minas
Gerais - ADR	20,638	$490,771

TOTAL PREFERRED STOCKS
(Cost $331,943)		$490,771

	Number of
	Warrants	Fair Value

WARRANTS - 0.00%
Cereplast, Inc.
Expiration: December 10, 2015,
Exercise Price: $4.44 (a)	107,000	$—

TOTAL WARRANTS (Cost $0)		$—

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 3.06%
Money Market Funds - 3.06%
Fidelity Institutional Money
Market Fund - Government Portfolio
0.01% (c)	391,145	$391,145

TOTAL SHORT-TERM INVESTMENTS
(Cost $391,145)		$391,145

Total Investments
(Cost $10,687,580) - 95.20%		$12,163,842

Other Assets in
Excess of Liabilities - 4.80%		613,764

TOTAL NET ASSETS - 100.00%		$12,777,606

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

82 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Clean Technology Fund

Schedule of Investments (continued)
March 31, 2012 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments

CURRENCY EXPOSURE
March 31, 2012
British Pound	$352,883	2.90%
Canadian Dollar	471,739	3.88
Euro	1,301,022	10.70
Japanese Yen	681,486	5.60
US Dollar	9,356,712	76.92
Total Investments	$12,163,842	100.00%

		Percentage
	Fair	of Total
	Value	Investments

PORTFOLIO DIVERSIFICATION
March 31, 2012
Belgium	$489,881	4.03%
Bermuda	77,964	0.64
Brazil	1,377,643	11.33
Britain	352,883	2.90
Canada	471,739	3.88
Germany	811,141	6.67
Japan	681,486	5.60
Switzerland	376,401	3.09
United States	7,524,704	61.86
Total Investments	$12,163,842	100.00%

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 83

Leuthold Hedged Equity Fund

Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 52.31%
Biotechnology - 0.49%
Alexion Pharmaceuticals, Inc. (a)	256	$23,772

Capital Markets - 1.31%
Credit Suisse Group AG - ADR	988	28,168
Deutsche Bank AG (b)	707	35,201
		63,369

Chemicals - 1.23%
Agrium, Inc. (b)	139	12,005
CF Industries Holdings, Inc.	129	23,562
Terra Nitrogen Co. LP	94	23,594
		59,161

Commercial Banks - 2.97%
BB&T Corp.	486	15,255
Chemical Financial Corp.	220	5,157
Citizens Republic Bancorp, Inc. (a)	499	7,789
Fifth Third Bancorp	899	12,631
First Financial Bancorp	443	7,664
First Republic Bank (a)	388	12,781
Huntington Bancshares, Inc.	2,404	15,506
International Bancshares Corp.	355	7,508
KeyCorp	1,520	12,920
Old National Bancorp	780	10,249
PacWest Bancorp	319	7,752
Susquehanna Bancshares, Inc.	758	7,489
Umpqua Holdings Corp.	562	7,621
Webster Financial Corp.	570	12,922
		143,244

Computers & Peripherals - 6.00%
Apple Inc. (a)	73	43,761
Cray, Inc. (a)	646	4,729
Dell, Inc. (a)	2,009	33,349
Diebold, Inc.	459	17,681
Electronics for Imaging, Inc. (a)	466	7,745
EMC Corp. (a)	940	28,087

	Shares	Fair Value

Computers & Peripherals - 6.00% (continued)
Lexmark International, Inc. -
Class A	459	$15,257
QLogic Corp. (a)	720	12,787
SanDisk Corp. (a)	560	27,770
Seagate Technology PLC (b)	1,117	30,103
Stratasys, Inc. (a)	200	7,304
Super Micro Computer, Inc. (a)	294	5,133
Synaptics, Inc. (a)	509	18,584
Western Digital Corp. (a)	722	29,884
Xyratex, Ltd. (b)	456	7,255
		289,429

Consumer Finance - 2.51%
American Express Co.	314	18,168
Capital One Financial Corp.	512	28,539
Cash America International, Inc.	162	7,765
Discover Financial Services	788	26,272
Ezcorp, Inc. - Class A (a)	291	9,444
First Cash Financial Services,
Inc. (a)	261	11,194
SLM Corp.	694	10,938
World Acceptance Corp. (a)	144	8,820
		121,140

Diversified Financial Services - 1.46%
Bank of America Corp.	3,182	30,452
Citigroup, Inc.	1,097	40,095
		70,547

Electronic Equipment, Instruments
& Components - 0.18%
SYNNEX Corp. (a)	220	8,391

Food & Staples Retailing - 2.08%
Costco Wholesale Corp.	329	29,873
Pricesmart, Inc.	256	18,640
Rite Aid Corp. (a)	8,642	15,037
Wal-Mart Stores, Inc.	600	36,720
		100,270

84 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Hedged Equity Fund

Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Health Care Providers & Services - 5.45%
Aetna, Inc.	570	$28,591
AMERIGROUP Corp. (a)	208	13,994
Centene Corp. (a)	236	11,557
CIGNA Corp.	261	12,854
Coventry Health Care, Inc.	727	25,859
Health Net, Inc. (a)	512	20,337
Humana, Inc.	451	41,709
Magellan Health Services, Inc. (a)	271	13,228
UnitedHealth Group, Inc.	707	41,671
WellCare Health Plans, Inc. (a)	355	25,517
WellPoint, Inc.	375	27,675
		262,992

Health Care Technology - 0.71%
Cerner Corp. (a)	448	34,120

IT Services - 3.32%
Alliance Data Systems Corp. (a)	91	11,462
Cardtronics, Inc. (a)	398	10,448
Convergys Corp. (a)	714	9,532
DST Systems, Inc.	195	10,575
Fiserv, Inc. (a)	238	16,515
Global Payments, Inc.	263	12,493
Jack Henry & Associates, Inc.	362	12,351
Mastercard, Inc. - Class A	48	20,186
NeuStar, Inc. - Class A (a)	294	10,951
Total System Services, Inc.	471	10,866
Visa, Inc. - Class A	175	20,650
Western Union Co.	803	14,133
		160,162

Machinery - 3.27%
AGCO Corp. (a)	329	15,532
Cascade Corp.	89	4,461
Caterpillar, Inc.	137	14,593
CNH Global NV (a)(b)	271	10,759
Cummins, Inc.	180	21,607
Deere & Co.	167	13,510

	Shares	Fair Value

Machinery - 3.27% (continued)
Joy Global, Inc.	190	$13,965
NACCO Industries, Inc. - Class A	76	8,844
Oshkosh Corp. (a)	588	13,624
Sauer-Danfoss, Inc. (a)	157	7,379
Toro Co.	190	13,511
WABCO Holdings, Inc. (a)	332	20,080
		157,865

Metals & Mining - 1.96%
Allegheny Technologies, Inc.	129	5,311
Cliffs Natural Resources, Inc.	258	17,869
POSCO - ADR	101	8,454
Reliance Steel & Aluminum Co.	370	20,897
Schnitzer Steel Industries,
Inc. - Class A	248	9,894
Steel Dynamics, Inc.	360	5,234
Vale SA - ADR	687	16,028
Worthington Industries, Inc.	573	10,990
		94,677

Multiline Retail - 3.19%
Big Lots, Inc. (a)	451	19,402
Dollar General Corp. (a)	398	18,388
Dollar Tree, Inc. (a)	251	23,717
Family Dollar Stores, Inc.	233	14,744
Macy’s, Inc.	1,330	52,841
Target Corp.	428	24,939
		154,031

Office Electronics - 0.91%
Canon, Inc. - ADR	334	15,918
Xerox Corp.	2,445	19,756
Zebra Technologies Corp. -
Class A (a)	198	8,154
		43,828

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 85

Leuthold Hedged Equity Fund

Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Oil, Gas & Consumable Fuels - 4.76%
BP PLC - ADR	375	$16,875
Chevron Corp.	139	14,906
China Petroleum & Chemical
Corp. - ADR	132	14,351
ConocoPhillips	203	15,430
CVR Energy, Inc. (a)	367	9,817
Delek US Holdings, Inc.	593	9,197
Exxon Mobil Corp.	175	15,178
HollyFrontier Corp.	383	12,313
Marathon Petroleum Corp.	263	11,404
PetroChina Co., Ltd. - ADR	101	14,194
Royal Dutch Shell PLC - ADR	241	16,901
Sasol, Ltd. - ADR	144	7,004
Statoil ASA - ADR	638	17,296
Tesoro Corp. (a)	469	12,588
Total SA - ADR	271	13,854
Valero Energy Corp.	502	12,937
Western Refining, Inc.	355	6,681
World Fuel Services Corp.	213	8,733
		229,659

Pharmaceuticals - 4.32%
AstraZeneca PLC - ADR	246	10,944
Bristol-Myers Squibb Co.	849	28,654
Eli Lilly & Co.	626	25,209
Jazz Pharmaceuticals PLC (a)(b)	334	16,189
Medicines Co. (a)	456	9,152
Medicis Pharmaceutical Corp. -
Class A	289	10,863
Merck & Co., Inc.	654	25,114
Novartis AG - ADR	253	14,019
Pfizer, Inc.	1,282	29,050
ViroPharma, Inc. (a)	570	17,140
Watson Pharmaceuticals, Inc. (a)	329	22,063
		208,397

	Shares	Fair Value

Road & Rail - 2.69%
Canadian National Railway Co. (b)	243	$19,301
CSX Corp.	1,307	28,127
Genesee & Wyoming, Inc. -
Class A (a)	193	10,534
Kansas City Southern (a)	246	17,636
Norfolk Southern Corp.	385	25,344
Union Pacific Corp.	269	28,912
		129,854

Tobacco - 3.50%
Altria Group, Inc.	912	28,154
British American Tobacco
PLC - ADR	256	25,912
Lorillard, Inc.	251	32,500
Philip Morris International, Inc.	469	41,558
Reynolds American, Inc.	578	23,952
Universal Corp.	360	16,776
		168,852

TOTAL COMMON STOCKS
(Cost $2,268,691)		$2,523,760

PREFERRED STOCKS - 0.45%
Food & Staples Retailing - 0.30%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar - ADR	301	$14,334

Metals & Mining - 0.15%
Gerdau SA -ADR	750	7,222
TOTAL PREFERRED STOCKS
(Cost $19,038)		$21,556

86 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Hedged Equity Fund

Schedule of Investments (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.58%
Money Market Funds - 1.58%
Fidelity Institutional Money
Market Fund - Government Portfolio
0.01% (c)	76,194	$76,194
TOTAL SHORT-TERM INVESTMENTS
(Cost $76,194)		$76,194

Total Investments
(Cost $2,363,923) - 54.34%		$2,621,510
Other Assets in Excess
of Liabilities - 45.66% (d)		2,202,920
TOTAL NET ASSETS - 100.00%		$4,824,430

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 87

Leuthold Hedged Equity Fund

Schedule of Securities Sold Short - (a)
March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 41.77%
Aerospace & Defense - 0.15%
DigitalGlobe, Inc.	527	$7,030

Building Products - 0.64%
USG Corp.	1,797	30,908

Capital Markets - 2.31%
Blackstone Group LP	2,095	33,394
Goldman Sachs Group, Inc.	348	43,281
Lazard, Ltd. - Class A (b)	1,221	34,872
		111,547

Commercial Services & Supplies - 0.67%
Geo Group, Inc.	780	14,828
Ritchie Bros Auctioneers, Inc. (b)	738	17,535
		32,363

Communications Equipment - 3.86%
Acme Packet, Inc.	1,191	32,776
Aruba Networks, Inc.	1,701	37,898
Ciena Corp.	2,087	33,789
JDS Uniphase Corp.	2,890	41,876
Riverbed Technology, Inc.	1,421	39,902
		186,241

Computers & Peripherals - 0.75%
NetApp, Inc.	812	36,353

Construction & Engineering - 0.46%
MasTec, Inc.	1,226	22,178

Construction Materials - 1.44%
Cemex SAB de CV - ADR	4,655	36,123
Martin Marietta Materials, Inc.	388	33,224
		69,347

Containers & Packaging - 1.48%
Crown Holdings, Inc.	1,031	37,972
Sealed Air Corp.	1,739	33,580
		71,552

	Shares	Fair Value

Diversified Telecommunication Services - 0.73%
CenturyLink, Inc.	914	$35,326

Electrical Equipment - 0.26%
II-VI, Inc.	539	12,747

Electronic Equipment, Instruments
& Components - 1.57%
AU Optronics Corp. - ADR	5,520	25,171
IPG Photonics Corp.	676	35,186
LG Display Co., Ltd. - ADR	1,328	15,631
		75,988

Energy Equipment & Services - 1.96%
Dril-Quip, Inc.	457	29,714
McDermott International, Inc.	2,505	32,089
Tidewater, Inc.	609	32,898
		94,701

Gas Utilities - 0.74%
AGL Resources, Inc.	906	35,533

Health Care Equipment & Supplies - 1.42%
Gen-Probe, Inc.	520	34,533
NxStage Medical, Inc.	554	10,676
Volcano Corp.	821	23,275
		68,484

Health Care Providers & Services - 0.34%
Brookdale Senior Living, Inc.	866	16,211

Hotels, Restaurants & Leisure - 2.79%
Arcos Dorados Holdings, Inc. -
Class A (b)	1,225	22,160
Dunkin’ Brands Group, Inc.	816	24,570
Gaylord Entertainment Co.	442	13,614
Home Inns & Hotels Management,
Inc. - ADR	918	23,418
Marriott International, Inc. -
Class A	993	37,585
Vail Resorts, Inc.	312	13,494
		134,841

88 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Hedged Equity Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Household Durables - 1.88%
MDC Holdings, Inc.	1,470	$37,911
NVR, Inc.	30	21,790
Sony Corp. - ADR	1,502	31,197
		90,898

Independent Power Producers &
Energy Traders - 0.82%
Calpine Corp.	2,309	39,738

Industrial Conglomerates - 0.72%
Koninklijke Philips Electronics
NV - NYS	1,703	34,656

Insurance - 1.82%
China Life Insurance Co.,
Ltd. - ADR	971	37,743
First American Financial Corp.	790	13,138
Manulife Financial Corp. (b)	2,735	37,059
		87,940

Internet & Catalog Retail - 2.27%
Amazon.com, Inc.	189	38,275
Netflix, Inc.	322	37,043
Shutterfly, Inc.	1,086	34,024
		109,342

Internet Software & Services - 1.95%
LinkedIn Corp. - Class A	376	38,348
LogMeIn, Inc.	325	11,450
Sina Corp. (b)	458	29,770
WebMD Health Corp.	559	14,299
		93,867

IT Services - 0.45%
ServiceSource International, Inc.	1,394	21,579

Life Sciences Tools & Services - 0.26%
PAREXEL International Corp.	460	12,406

Marine - 0.27%
Alexander & Baldwin, Inc.	268	12,985

	Shares	Fair Value

Media - 2.90%
Imax Corp. (b)	1,351	$33,019
Liberty Global, Inc. - Class A	705	35,306
Thomson Reuters Corp.	1,208	34,911
Virgin Media, Inc.	1,469	36,696
		139,932

Oil, Gas & Consumable Fuels - 1.06%
Inergy LP	659	10,788
InterOil Corp. (b)	510	26,219
Teekay Corp. (b)	405	14,074
		51,081

Paper & Forest Products - 0.79%
Louisiana-Pacific Corp.	4,062	37,980

Real Estate Investment Trusts (REITs) - 0.35%
Corporate Office Properties Trust	727	16,874

Semiconductors & Semiconductor
Equipment - 1.98%
Amkor Technology, Inc.	1,977	12,148
Cavium, Inc.	1,064	32,920
Cree, Inc.	1,217	38,494
Microsemi Corp.	561	12,028
		95,590

Software - 1.51%
Ariba Inc.	703	22,995
Salesforce.com, Inc.	225	34,765
Take-Two Interactive Software, Inc. 976		15,016
		72,776

Textiles, Apparel & Luxury Goods - 0.48%
Gildan Activewear, Inc. (b)	833	22,949

Thrifts & Mortgage Finance - 0.69%
MGIC Investment Corp.	6,711	33,287

TOTAL COMMON STOCKS
(Proceeds $1,980,863)		$2,015,230
See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 89

Leuthold Hedged Equity Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

PREFERRED STOCKS - 0.23%

Airlines - 0.23%
Gol Linhas Aereas Inteligentes
SA - ADR	1,607	$10,815
TOTAL PREFERRED STOCKS
(Proceeds $13,307)		$10,815

INVESTMENT COMPANIES - 4.17%
Exchange Traded Funds - 4.17%
SPDR Dow Jones Industrial
Average ETF Trust	1,528	$201,375
TOTAL INVESTMENT COMPANIES
(Proceeds $182,109)		$201,375

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,176,279) - 46.17%		$2,227,420

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

90 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 5.85%

Money Market Funds - 5.85%
Fidelity Institutional Money Market Fund -
Government Portfolio
0.01% (c)	9,252,636	$9,252,636
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,252,636)		$9,252,636

Total Investments
(Cost $9,252,636) - 5.85%		$9,252,636
Other Assets in Excess of
Liabilities - 94.15% (d)		148,997,792
TOTAL NET ASSETS - 100.00%		$158,250,428

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 91

Grizzly Short Fund

Schedule of Securities Sold Short - (a)
March 31, 2012 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 87.18%
Aerospace & Defense - 0.30%
DigitalGlobe, Inc.	36,018	$480,480

Building Products - 1.34%
USG Corp.	123,136	2,117,939

Capital Markets - 4.83%
Blackstone Group LP	143,421	2,286,131
Goldman Sachs Group, Inc.	23,795	2,959,384
Lazard, Ltd. - Class A (b)	83,673	2,389,701
		7,635,216

Commercial Services & Supplies - 1.40%
Geo Group, Inc.	53,311	1,013,442
Ritchie Bros Auctioneers, Inc. (b)	50,451	1,198,716
		2,212,158

Communications Equipment - 8.05%
Acme Packet, Inc.	81,462	2,241,834
Aruba Networks, Inc.	116,310	2,591,387
Ciena Corp.	142,901	2,313,567
JDS Uniphase Corp.	197,577	2,862,891
Riverbed Technology, Inc.	97,196	2,729,264
		12,738,943

Computers & Peripherals - 1.57%
NetApp, Inc.	55,587	2,488,630

Construction & Engineering - 0.96%
MasTec, Inc.	83,998	1,519,524

Construction Materials - 3.00%
Cemex SAB de CV - ADR	318,894	2,474,617
Martin Marietta Materials, Inc.	26,526	2,271,421
		4,746,038

Containers & Packaging - 3.10%
Crown Holdings, Inc.	70,540	2,597,988
Sealed Air Corp.	119,170	2,301,173
		4,899,161

	Shares	Fair Value

Diversified Telecommunication Services - 1.53%
CenturyLink, Inc.	62,673	$2,422,311

Electrical Equipment - 0.55%
II-VI, Inc.	36,863	871,810

Electronic Equipment, Instruments
& Components - 3.29%
AU Optronics Corp. - ADR	377,471	1,721,268
IPG Photonics Corp.	46,355	2,412,778
LG Display Co., Ltd. - ADR	90,824	1,068,998
		5,203,044

Energy Equipment & Services - 4.10%
Dril-Quip, Inc.	31,272	2,033,305
McDermott International, Inc.	171,637	2,198,670
Tidewater, Inc.	41,674	2,251,230
		6,483,205

Gas Utilities - 1.54%
AGL Resources, Inc.	62,088	2,435,091

Health Care Equipment & Supplies - 2.96%
Gen-Probe, Inc.	35,628	2,366,056
NxStage Medical, Inc.	37,903	730,391
Volcano Corp.	56,172	1,592,476
		4,688,923

Health Care Providers & Services - 0.70%
Brookdale Senior Living, Inc.	59,228	1,108,748

Hotels, Restaurants & Leisure - 5.83%
Arcos Dorados Holdings, Inc. -
Class A (b)	83,738	1,514,821
Dunkin’ Brands Group, Inc.	55,912	1,683,510
Gaylord Entertainment Co.	30,231	931,115
Home Inns & Hotels Management,
Inc. - ADR	62,738	1,600,446
Marriott International, Inc. -
Class A	67,875	2,569,069
Vail Resorts, Inc.	21,325	922,306
		9,221,267

92 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

Household Durables - 3.94%
MDC Holdings, Inc.	100,511	$2,592,179
NVR, Inc.	2,080	1,510,766
Sony Corp. - ADR	102,722	2,133,536
		6,236,481

Independent Power Producers &
Energy Traders - 1.72%
Calpine Corp.	157,854	2,716,667

Industrial Conglomerates - 1.50%
Koninklijke Philips Electronics
NV - NYS	116,570	2,372,200

Insurance - 3.80%
China Life Insurance Co., Ltd. -
ADR	66,379	2,580,151
First American Financial Corp.	54,092	899,550
Manulife Financial Corp. (b)	187,305	2,537,983
		6,017,684

Internet & Catalog Retail - 4.73%
Amazon.com, Inc.	12,938	2,620,074
Netflix, Inc.	22,040	2,535,482
Shutterfly, Inc.	74,441	2,332,237
		7,487,793

Internet Software & Services - 4.06%
LinkedIn Corp. - Class A	25,746	2,625,835
LogMeIn, Inc.	22,235	783,339
Sina Corp. (b)	31,402	2,041,130
WebMD Health Corp.	38,228	977,872
		6,428,176

IT Services - 0.93%
ServiceSource International, Inc. 95,505		1,478,417

Life Sciences Tools & Services - 0.54%
PAREXEL International Corp.	31,532	850,418

Marine - 0.56%
Alexander & Baldwin, Inc.	18,334	888,282

	Shares	Fair Value

Media - 6.06%
Imax Corp. (b)	92,580	$2,262,655
Liberty Global, Inc. - Class A	48,330	2,420,366
Thomson Reuters Corp.	82,698	2,389,972
Virgin Media, Inc.	100,577	2,512,414
		9,585,407

Oil, Gas & Consumable Fuels - 2.21%
Inergy LP	45,055	737,550
InterOil Corp. (b)	34,912	1,794,826
Teekay Corp. (b)	27,761	964,695
		3,497,071

Paper & Forest Products - 1.64%
Louisiana-Pacific Corp.	277,739	2,596,860

Real Estate Investment Trusts (REITs) - 0.73%
Corporate Office Properties
Trust	49,736	1,154,373

Semiconductors & Semiconductor
Equipment - 4.13%
Amkor Technology, Inc.	135,294	831,382
Cavium, Inc.	72,816	2,252,927
Cree, Inc.	83,283	2,634,241
Microsemi Corp.	38,358	822,395
		6,540,945

Software - 3.15%
Ariba Inc.	48,240	1,577,931
Salesforce.com, Inc.	15,408	2,380,690
Take-Two Interactive
Software, Inc.	66,704	1,026,241
		4,984,862

Textiles, Apparel & Luxury Goods - 0.99%
Gildan Activewear, Inc. (b)	57,017	1,570,818

Thrifts & Mortgage Finance - 1.44%
MGIC Investment Corp.	459,908	2,281,144
TOTAL COMMON STOCKS
(Proceeds $135,162,333)		$137,960,086

See Notes to the Financial Statements.	The Leuthold Funds - 2012 Semi-Annual Report 93

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2012 (Unaudited)

	Shares	Fair Value

PREFERRED STOCKS - 0.47%
Airlines - 0.47%
Gol Linhas Aereas Inteligentes
SA - ADR	109,873	$739,445
TOTAL PREFERRED STOCKS
(Proceeds $898,692)		$739,445

INVESTMENT COMPANIES - 8.58%
Exchange Traded Funds - 8.58%
SPDR Dow Jones Industrial
Average ETF Trust	103,112	$13,589,131
TOTAL INVESTMENT COMPANIES
(Proceeds $12,314,955)		$13,589,131

TOTAL SECURITIES SOLD SHORT
(Proceeds $148,375,980) - 96.23%		$152,288,662

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

94 The Leuthold Funds - 2012 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of eight series (the “Funds”): Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund. The investment objective of the Leuthold Core Investment Fund is to seek total return consistent with prudent investment risk over the long-term. The Leuthold Core Investment Fund commenced operations on November 20, 1995. Effective January 31, 2006, the Leuthold Core Investment Fund issued a class of Institutional Shares, which are not subject to the shareholder servicing fee of up to 0.25% that the Retail Shares are subject to, as described in the Funds’ prospectus. The investment objective of the Leuthold Asset Allocation Fund is to seek total return consistent with prudent investment risk over the long-term. The Leuthold Asset Allocation Fund commenced operations on May 24, 2006. Effective January 31, 2007, the Leuthold Asset Allocation Fund added a class of Institutional Shares, which is not subject to the 0.25% 12b-1 fee that the Retail Shares are subject to, as discussed in the Funds’ prospectus. The Leuthold Global Fund seeks long-term capital appreciation and dividend income. The Leuthold Global Fund commenced operations on April 30, 2008, issuing a class of Institutional Shares and adding a new class of Retail Shares effective July 1, 2008, which are subject to a 0.25% 12b-1 fee that the Institutional Shares are not subject to. The investment objective of the Leuthold Select Industries Fund is capital appreciation. The Leuthold Select Industries Fund commenced operations on June 19, 2000. The Leuthold Global Industries Fund seeks long-term capital appreciation and dividend income. The Leuthold Global Industries Fund commenced operations on May 17, 2010, issuing classes of Retail and Institutional Shares where the Fund’s Retail Shares are subject to a 0.25% 12b-1 fee to which the Institutional Shares are not subject. The Leuthold Global Clean Technology Fund seeks capital appreciation and long-term growth. The Leuthold Global Clean Technology Fund commenced operations on July 22, 2009, issuing classes of Retail and Institutional Shares where the Fund’s Retail Shares are subject to a 0.25% 12b-1 fee to which the Institutional Shares are not subject. The Leuthold Hedged Equity Fund seeks capital appreciation and income (or “total return”).The Leuthold Hedged Equity Fund commenced operations on July 22, 2009, issuing classes of Retail and Institutional Shares where the Fund’s Retail Shares are subject to a 0.25% 12b-1 fee to which the Institutional Shares are not subject. The investment objective of the Grizzly Short Fund is capital appreciation, and the Fund commenced operations on June 19, 2000. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fess and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The Leuthold Funds - 2012 Semi-Annual Report 95

The Leuthold Funds

The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if available, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Physical metals are valued at prices provided by an independent pricing service. Other assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. The Funds may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. The Board has approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, then these securities may be valued at their value as determined in good faith by the Funds’ Board of Directors. Some of the factors which may be considered by the Board of Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. Each of the Funds may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals not traded on an exchange are valued at the mid-point between the closing bid and asked prices as obtained from a commonly used reputable pricing source.

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

96 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$614,898,161	$103,847,527	$—	$718,745,688
Preferred Stocks	4,900,436	—	—	4,900,436
Exchange Traded Funds	138,066,894	—	—	138,066,894
Precious Metals	—	36,598,641	—	36,598,641
Corporate Bonds	—	47,035,216	—	47,035,216
Money Market Funds	37,927,468	—	—	37,927,468
Total Investments in Securities	$795,792,959	$187,481,384	$—	$983,274,343

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$29,525,135	$4,069,996	$—	$33,595,131
Preferred Stocks - Short	160,672	—	—	160,672
Exchange Traded Funds - Short	2,816,616	—	—	2,816,616
Total Securities Sold Short	$32,502,423	$4,069,996	$—	$36,572,419

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 1 to Level 2 of total investments and securities sold short in the amounts of $78,850,437 and $701,224, respectively, during the period ended March 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model. The Fund did not invest in any Level 3 securities during the period.

Leuthold Asset Allocation Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$498,847,099	$115,551,448	$—	$614,398,547
Exchange Traded Funds	117,852,066	—	—	117,852,066
Precious Metals	—	32,222,355	—	32,222,355
Corporate Bonds	—	41,182,782	—	41,182,782
Money Market Funds	11,372,530	—	—	11,372,530
Total Investments in Securities	$628,071,695	$188,956,585	$—	$817,028,280

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$25,119,150	$3,462,665	$—	$28,581,815
Preferred Stocks - Short	136,612	—	—	136,612
Exchange Traded Funds - Short	2,394,756	—	—	2,394,756
Total Securities Sold Short	$27,650,518	$3,462,665	$—	$31,113,183

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 1 to Level 2 of total investments and securities sold short in the amounts of $84,300,838 and $596,218, respectively, during the period ended March 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model. The Fund did not invest in any Level 3 securities during the period.

The Leuthold Funds - 2012 Semi-Annual Report 97

The Leuthold Funds

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$196,159,526	$113,588,832	$47,981	$309,796,339
Exchange Traded Funds	51,805,066	—	—	51,805,066
Precious Metals	—	17,242,632	—	17,242,632
Corporate Bonds	—	20,512,218	—	20,512,218
United States Treasury Obligations	—	18,736,597	—	18,736,597
Foreign Government Notes/Bonds	—	13,476,426	—	13,476,426
Money Market Funds	9,450,016	—	—	9,450,016
Total Investments in Securities	$257,414,608	$183,556,705	$47,981	$441,019,294

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$5,177,209	$5,565,866	$—	$10,743,075
Exchange Traded Funds - Short	923,286	—	—	923,286
Total Securities Sold Short	$6,100,495	$5,565,866	$—	$11,666,361

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 1 to Level 2 of total investments and securities sold short in the amounts of $58,050,771 and $1,795,291, respectively, during the period ended March 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
at Fair Value
Balance as of September 30, 2011	$472,086
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(424,105)
Purchases	—
Sales	—
Transfer in and/or out of Level 3	—

Balance as of March 31, 2012	$47,981

Change in unrealized appreciation (depreciation) during
the period ended for Level 3 investments held at March 31, 2012:	$(424,105)

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$14,900,360	$897,319	$—	$15,797,679
Preferred Stocks	135,406	—	—	135,406
Money Market Funds	174,795	—	—	174,795
Total Investments in Securities	$15,210,561	$897,319	$—	$16,107,880

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 1 to Level 2 of total investments in the amount of $397,996 during the period ended March 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.
The Fund did not invest in any Level 3 securities during the period.

98 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,846,673	$3,367,193	$2,241	$8,216,107
Total Investments in Securities	$4,846,673	$3,367,193	$2,241	$8,216,107

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 1 to Level 2 of total investments in the amount of $1,761,257 during the period ended March 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
at Fair Value
Balance as of September 30, 2011	$22,046
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(19,805)
Purchases	—
Sales	—
Transfer in and/or out of Level 3	—

Balance as of March 31, 2012	$2,241

Change in unrealized appreciation (depreciation) during
the period for Level 3 investments held at March 31, 2012:	$(19,805)

Leuthold Global Clean Technology Fund
Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$7,939,645	$3,342,281		$—	$11,281,926
Preferred Stocks	490,771	—		—	490,771
Warrants	—	0	*	—	—
Money Market Funds	391,145	—		—	391,145
Total Investments in Securities	$8,821,561	$3,342,281		$—	$12,163,842

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 1 to Level 2 of total investments in the amount of $2,349,490 during the period ended March 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.
The Fund did not invest in any Level 3 securities during the period.

* Warrants valued at $0 at March 31, 2012.

Leuthold Hedged Equity Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,380,453	$143,307	$—	$2,523,760
Preferred Stocks	21,556	—	—	21,556
Money Market Funds	76,194	—	—	76,194
Total Investments in Securities	$2,478,203	$143,307	$—	$2,621,510

The Leuthold Funds - 2012 Semi-Annual Report 99

The Leuthold Funds

Leuthold Hedged Equity Fund (continued)
Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$1,777,573	$237,657	$—	$2,015,230
Preferred Stocks - Short	10,815	—	—	10,815
Exchange Traded Funds - Short	201,375	—	—	201,375
Total Securities Sold Short	$1,989,763	$237,657	$—	$2,227,420

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 1 to Level 2 of total investments and securities sold short in the amounts of $63,396 and $40,293, respectively, during the period ended March 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.
The Fund did not invest in any Level 3 securities during the period.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$9,252,636	$—	$—	$9,252,636
Total Investments in Securities	$9,252,636	$—	$—	$9,252,636

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$121,684,742	$16,275,344	$—	$137,960,086
Preferred Stocks - Short	739,445	—	—	739,445
Exchange Traded Funds - Short	13,589,131	—	—	13,589,131
Total Securities Sold Short	$136,013,318	$16,275,344	$—	$152,288,662

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 1 to Level 2 of securities sold short in the amount $2,759,521 during the period ended March 31, 2012. The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.
The Fund did not invest in any Level 3 securities during the period.

For further information regarding security characteristics, see the Schedules of Investments.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in Generally Accepted Accounting Principles (“GAAP”) and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments.

b)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. The tax character of distributions paid during the fiscal years ended September 30, 2011 and 2010 was as follows:

100 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

Year Ended September 30, 2011
	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$5,131,946	$7,502,082	$11,346,023	$45,146	$236,013	$––	$––	$––
Long Term Capital Gain	––	––	6,950,662	––	––	––	––	––
Return of Capital	––	––	––	––	––	––	––	––

Total Distributions Paid	$5,131,946	$7,502,082	$18,296,685	$45,146	$236,013	$––	$––	$––

Year Ended September 30, 2010
	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$––	$1,762,481	$624,628	$87,441	$––	$––	$––	$––
Long Term Capital Gain	––	––	––	––	––	––	––	––
Return of Capital	5,026,003	5,857,936	––	––	––	––	––	––

Total Distributions Paid	$5,026,003	$7,620,417	$624,628	$87,441	$––	$––	$––	$––

At September 30, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
Undistributed ordinary income	$16,992,082	$15,526,681	$1,853,877	$––	$18,020	$––	$––	$––
Undistributed long-term gains	––	––	3,045,442	––	––	––	––	––
Distributable earnings	16,992,082	15,526,681	4,899,319	––	18,020	––	––	––
Capital loss carryover and
post-October losses	(22,593,066)	(408,900,037)	––	(5,056,202)	(851,791)	(3,227,154)	(698,509)	(68,863,526)
Other accumulated losses	19,005,369	18,485,509	9,014,025	––	––	––	555,121	27,312,671
Unrealized appreciation
(depreciation)	(8,354,650)	36,626,603	(14,831,958)	(1,802,240)	(2,897,781)	(4,023,957)	(371,085)	––
Total accumulated gain (loss)	$5,049,735	$(338,261,244)	$(918,614)	$(6,858,442)	$(3,731,552)	$(7,251,111)	$(514,473)	$(41,550,855)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, and differences from REIT adjustments and foreign currency gain and loss.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2011, the following table shows the reclassifications made:

  The Leuthold Funds - 2012 Semi-Annual Report 101

The Leuthold Funds

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital

Leuthold Core Investment Fund	$16,890,009	$(16,517,041)	$(372,968)
Leuthold Asset Allocation Fund	13,262,425	(12,521,595)	(740,830)
Leuthold Global Fund	1,289,298	(1,289,298)	—
Leuthold Select Industries Fund	95,602	(20)	(95,582)
Leuthold Global Industries Fund	(41,625)	41,625	—
Leuthold Global Clean Technology Fund	243,064	(85,577)	(157,487)
Leuthold Hedged Equity Fund	156,768	(1,025)	(155,743)
Grizzly Short Fund	3,879,456	(73,609)	(3,805,847)

The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2011, the Funds had the following capital loss carry forwards available for federal income tax purposes:

	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund		Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
Expires 09/30/17	$––	$(66,840,379)	$––	$(1,293,754	)*	$––	$––	$––	$––
Expires 09/30/18	(22,593,066)	(342,059,658)	––	(3,762,448)		––	(17,387)	(48,852)	(18,663,090)
Expires 09/30/19	––	––	––	––		(17,340)	(1,413,543)	(498,485)	(25,380,935)

*Capital loss carry forward transferred in from merger, subject to annual limitations.

The Leuthold Global Industries Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund and Grizzly Short Fund intend to defer and treat $834,451, $1,796,224 $151,172, and $24,819,501, respectively, of post-October losses incurred during the fiscal year ended September 30, 2011 as arising in the fiscal year ending September 30, 2012.

As of September 30, 2011, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additional, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

102 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

c)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

d)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)
Basis for Consolidation for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund –The Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund may invest up to 25% of their total assets in their Subsidiary, Leuthold Core, Ltd., Leuthold Asset Allocation, Ltd., and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’ financial statements herein. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

f)
Short Positions – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Hedged Equity Fund and Grizzly Short Fund’s receivable from broker for securities sold short is with two major security dealers.

g)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

  The Leuthold Funds - 2012 Semi-Annual Report 103

The Leuthold Funds

h)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the eight Funds based on the relative net asset value of the individual Funds.

i)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the credit worthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

j)
Subsequent Events – The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. At a meeting of the Board of Directors of the Funds held on May 15, 2012, the Board voted to close the Leuthold Hedged Equity Fund (the “Fund”) to new investments, effective May 15, 2012 (other than reinvestment of dividends and distributions), and adopted a plan to terminate and liquidate the Fund on or before June 25, 2012 (the “Liquidation Date”). Management determined there were no other events that impacted the Funds’ financial statements.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and short sales, for the six months ended March 31, 2012 are summarized below.

	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund
Purchases	$788,183,158	$680,808,642	$326,302,433	$12,388,074	$8,596,811	$9,376,421	$2,537,128
Sales	657,416,302	676,629,273	235,387,701	16,101,970	23,054,604	15,507,644	3,318,441

At September 30, 2011, gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Asset Allocation Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Leuthold Global Clean Technology Fund	Leuthold Hedged Equity Fund	Grizzly Short Fund
Tax Cost of Investments	$866,176,341	$806,006,786	$417,358,837	$18,097,427	$25,006,093	$19,270,261	$3,156,095	$23,198,003
Gross Unrealized
Appreciation	$90,689,856	$91,375,132	$21,040,152	$1,470,414	$857,572	$677,095	$222,072	$2,401,700
Gross Unrealized
Depreciation	(99,044,506)	(54,748,529)	(35,872,110)	(3,272,654)	(3,755,353)	(4,701,052)	(593,157)	(2,401,700)
Net unrealized appreciation
(depreciation)	$(8,354,650)	$36,626,603	$(14,831,958)	$(1,802,240)	$(2,897,781)	$(4,023,957)	$(371,085)	$––

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

104 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an Investment Advisory Agreement (“advisory agreement”) with Leuthold Weeden Capital Management (“Investment Adviser”). Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s daily net assets and payable monthly, at annual rates of:

Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
Core	Asset	Leuthold	Select	Global	Global Clean	Hedged	Grizzly
Investment	Allocation	Global	Industries	Industries	Technology	Equity	Short
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
0.90%	0.90%	1.10%	1.00%	1.00%	1.00%	1.25%	1.25%

The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold	Leuthold		Leuthold	Leuthold	Leuthold	Leuthold
Core	Asset	Leuthold	Select	Global	Global Clean	Hedged	Grizzly
Investment	Allocation	Global	Industries	Industries	Technology	Equity	Short
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
1.25%	1.50%	1.85%	1.60%	1.85%	1.85%	2.20%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of March 31, 2012 are as follows:

Leuthold Select Industries Fund
Year of Expiration	Recoverable Amount
9/30/2015	$ 3,378

Leuthold Global Industries Fund		Leuthold Hedged Equity Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2013	$ 31,506	9/30/2012	$ 26,633
9/30/2015	25,102	9/30/2013	37,088
		9/30/2014	57,551
		9/30/2015	27,075

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. For the six months ended March 31, 2012, the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund and Grizzly Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $127,626, $61,167, $6,314, $3,276, $160, $1,295, $670, and $12,163, respectively, for brokerage commissions.

  The Leuthold Funds - 2012 Semi-Annual Report 105

The Leuthold Funds

4.	DISTRIBUTION PLAN

Each of the Leuthold Asset Allocation Fund – Retail Class, Leuthold Global Fund – Retail Class, Leuthold Global Industries Fund – Retail Class, Leuthold Global Clean Technology Fund – Retail Class and Leuthold Hedged Equity Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors. To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

5.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Board of Directors.

106 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 14, 2011, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Core Investment Fund, Leuthold Asset Allocation Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Global Industries Fund, Leuthold Global Clean Technology Fund, Leuthold Hedged Equity Fund, and Grizzly Short Fund with Leuthold Weeden Capital Management. Prior to approving the agreements, the Board considered:

•	The nature, extent, and quality of the services to be provided by Leuthold Weeden Capital Management;

•	The investment strategies and performance history of Leuthold Weeden Capital Management;

•	The cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;

•	The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;

•	The proposed expense ratios of the Funds; and

•	The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.

In considering the nature, extent, and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds, the Adviser’s management history, and the Adviser’s ability to attract investors for the Funds. The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’ shareholders.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’ proposed investment advisory fees to those of other comparable mutual funds. The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule. The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’ proposed expense ratios to those of other comparable mutual funds. After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

The Leuthold Funds - 2012 Semi-Annual Report 107

The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

				# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation(s)	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Chairman and Director	Indefinite Term, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	8	None

Paul M. Kelnberger (1943) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite Term, Director since 1995	Consultant to Johnson, West & Co., PLC	8	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite Term, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Jaffray Companies, Served as Vice Chairman of Piper Jaffray Companies from 2003 to 2006.	8	Piper Jaffray Companies

Interested Directors (and Officers)

Steven C. Leuthold (1937) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director	Indefinite Term, Director since 1995	Managing member of Leuthold Weeden Capital Management (the “Adviser”). Prior to October 2011, served as Chief Investment Officer of the Adviser.	8	None

John C. Mueller (1968) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director President	Indefinite Term, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	8	None

108 The Leuthold Funds - 2012 Semi-Annual Report

The Leuthold Funds

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Year of Birth,	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past Five Years	Director	Director
Edward C. Favreau (1952) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Vice President	One Year Term, Vice President since 1999	Manager of Marketing and Sales of the Adviser since 1999. Prior to joining the Adviser, he was Vice President and Sales Manager of U.S. Bancorp Investments, Inc.	N/A	N/A

Holly J. Weiss (1968) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Secretary and Treasurer	One Year Term, Secretary and Treasurer since 2009
Chief Financial Officer of the Adviser since 2011 and Controller of the Adviser from 2008 to 2011. Prior to joining the Adviser, she was Controller of Churchill Capital Mezzanine Finance from 2001-2008.
				N/A	N/A

Roger A. Peters (1960) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One Year Term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005. Prior to joining the Adviser, he was Vice President, Commercial Product Management of U.S. Bank from 2003-2005.	N/A	N/A

Glenn R. Larson (1965) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Assistant Secretary	One Year Term, Assistant Secretary since 2006	Compliance Officer of the Adviser since 2005. Prior to joining the Adviser, he was a Compliance Representative of U.S. Bancorp Investment Services, Inc. from 2003 until 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

The Leuthold Funds - 2012 Semi-Annual Report 109

The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital
Management, Minnesota

Administrator, Transfer Agent,
Dividend Paying Agent,
Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC,
Wisconsin

Custodian:
U.S. Bank, N.A., Wisconsin

Counsel:
Foley & Lardner, LLP, Wisconsin

Independent Registered
Public Accounting Firm:
Ernst &Young LLP, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)* /s/ John Mueller
                                                   John Mueller, President

Date               6/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
                                                   John Mueller, President

Date               6/7/12

By (Signature and Title)* /s/ Holly Weiss
                                                    Holly Weiss, Treasurer

Date               6/5/12

* Print the name and title of each signing officer under his or her signature.